                                                        '33 ACT FILE NO. 33-7094
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                      PRE-EFFECTIVE AMENDMENT NO. ____           / /
                       POST-EFFECTIVE AMENDMENT NO. 28           /X/
                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              AMENDMENT NO. 98                   /X/
                        (CHECK APPROPRIATE BOX OR BOXES.)

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                     --------------------------------------
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                     --------------------------------------
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100
                                                           --------------

                               RICHARD C. PEARSON
                         PRESIDENT AND GENERAL COUNSEL
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
           -----------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

          IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
   -----

          ON MAY 1, 1998 PURSUANT TO PARAGRAPH (b) OF RULE 485
   -----
     X    60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
   -----
          ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485
   -----

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
   -----
          PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24f-2 NOTICE WAS FILED ON FEBRUARY 26, 1998.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              Cross Reference Sheet
                   Part A - Prospectuses for Combination Fixed
                and Variable and Variable only Annuity Contracts

        Item Number in Form N-4                         Caption in Prospectus
        -----------------------                         ---------------------
1.      Cover Page                                      Cover Page

2.      Definitions                                     Glossary

3.      Synopsis                                        Summary of the Contracts

4.      Condensed Financial Information                 Condensed Financial Information; Performance;
                                                        Financial Information

5.      General Description of Registrant,              Description of Security First Life Insurance
        Depositor, and Portfolio Companies              Company, The General Account, The Separate Account
                                                        and The Funds; Voting Rights; Servicing Agent

6.      Deductions and Expenses                         Contract Charges

7.      General Description of Variable Annuity         Description of the Contracts; Accumulation Period;
        Contracts                                       Annuity Benefits

8.      Annuity Period                                  Annuity Benefits

9.      Death Benefit                                   Death Benefits

10.     Purchases and Contract Value                    Description of the Contracts; Accumulation Period;
                                                        Principal Underwriter

11.     Redemptions                                     Accumulation Period

12.     Taxes                                           Federal Income Tax Status

13.     Legal Proceedings                               Legal Proceedings

14.     Table of Contents of the Statement of           Table of Contents of Statement of
        Additional Information                          Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                      Cover Page

16.     Table of Contents                               Table of Contents

17.     General Information and History                 The Insurance Company; The Separate Account; The
                                                        Funds

18.     Services                                        Servicing Agent; Safekeeping of Securities;
                                                        Independent Public Accountant; Legal Matters

19.     Purchase of Securities Being Offered            Purchase of Securities Being Offered

20.     Underwriters                                    Underwriters, Distribution of the Contracts

21.     Calculation of Performance Data                 Calculation of Performance Data

22.     Annuity Payments                                Annuity Payments

23.     Financial Statements                            Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                     Security First Life Insurance Company
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
--------------------------------------------------------------------------------

The individual flexible payment Variable Annuity Contracts (the "Contracts") described in this Prospectus are issued by Security First Life Insurance Company ("Security First Life"). The Contracts may be issued pursuant to retirement plans that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). The Contracts may also be issued to plans that qualify for special tax treatment such as individual retirement annuities, tax-sheltered annuities, Section 457 deferred compensation plans and pension plans.

Three Funds constitute the underlying investment medium for the Contracts: (i) Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, (ii) the Money Market Portfolio of the Variable Insurance Products Fund.

This Prospectus sets forth information a prospective investor should know before investing. Additional information about the Contracts has been filed with the Securities and Exchange Commission ("SEC") in a Statement of Additional
Information, dated              , 1998 which information is incorporated herein
by reference and is available without charge upon written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.

The table of contents of the Statement of Additional Information appears on page 20 of the Prospectus.
--------------------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OF SHARES OF ANY UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED AND IN NO EVENT WILL DESIGNATION OF AN UNDERLYING FUND FOR WHICH A CURRENT PROSPECTUS HAS NOT BEEN RECEIVED BE PERMITTED UNLESS THE OWNER RECEIVES SUCH A PROSPECTUS.

PLEASE READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                IMPORTANT NOTICE

ANNUITIES, MUTUAL FUNDS, AND OTHER INVESTMENTS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

Prospectus dated       , 1998                               SF 135 R2V/PP ( /98)

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Glossary....................................................    3
Summary of the Contracts....................................    4
Fee Tables..................................................    6
Condensed Financial Information.............................    8
Performance.................................................    8
Financial Information.......................................    8
Description of Security First Life Insurance Company,
  The General Account, The Separate Account and The Funds...    8
    The Insurance Company...................................    8
    The Separate Account....................................    8
    The Funds...............................................    9
Principal Underwriter.......................................   10
Servicing Agent.............................................   10
Custody of Securities.......................................   10
Contract Charges............................................   10
    Premium Taxes...........................................   10
    No Sales Charge.........................................   10
    Mortality and Expense Risk Charge.......................   10
    Free Look Period........................................   11
Description of the Contracts................................   11
    Assignment..............................................   11
    Purchase Payments.......................................   11
    Transfers...............................................   11
    Dollar Cost Averaging...................................   11
    Reallocation Election...................................   12
    Modification of the Contracts...........................   12
Accumulation Period.........................................   12
    Crediting Accumulation Units in the Separate Account....   12
    Separate Account Accumulation Unit Current Values.......   12
    Net Investment Factor...................................   12
    Surrender from the Separate Account.....................   12
    Statement of Account....................................   13
Annuity Benefits............................................   13
    Variable Annuity Payments...............................   13
    Assumed Investment Return...............................   13
    Election of Annuity Date and Form of Annuity............   13
    Frequency of Payment....................................   14
    Level Payments Varying Annually.........................   14
    Annuity Unit Values.....................................   15
Death Benefits..............................................   15
    Death Before the Annuity Date...........................   15
    Death After the Annuity Date............................   16
Federal Income Tax Status...................................   16
    Qualified Contracts.....................................   16
    Non-Qualified Contracts.................................   17
    Withholding.............................................   17
    Obtaining Tax Advice....................................   18
Voting Rights...............................................   18
Legal Proceedings...........................................   18
Additional Information......................................   18
Table of Contents of Statement of Additional Information....   19

--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                                    GLOSSARY

As used in this Prospectus, these terms have the following meanings:

ACCUMULATION UNIT -- A measuring unit used to determine the value of an Owner's interest in a Separate Account Series under a Contract at any time before Annuity Payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon the death of the Owner.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between Security First Life and the Contract Owner covering the rights of the Owner.

CONTRACT DATE -- The date an Owner's Contract is issued.

CONTRACT VALUE -- The sum of the Owner's interest in the Separate Account Series. The Owner's interest in the Separate Account Series is the sum of the values of the Accumulation Units.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary thereof.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. Such payments are not based upon the investment experience of the Separate Account.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The first day of the month coincident with or next following the anniversary of the Contract Date nearest the Annuitant's 85th birthday, or the 10th anniversary, if later.

OWNER -- The person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life pursuant to Delaware law to receive and invest amounts allocated and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments which will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

    The Contracts may be issued pursuant to retirement plans that do not qualify for special tax treatment ("Non-Qualified Contracts") and to individuals seeking to accumulate funds for retirement whether or not such individuals are otherwise participating in qualified or non-qualified retirement plans (See "Non-Qualified Contracts," page 17). The Contracts may also be issued to plans qualifying for special tax treatment ("Qualified Contracts"), such as money purchase pension plans, profit sharing plans, and rollovers to individual retirement annuities or Roth IRA's. (See "Qualified Contracts," page 16.)

PURCHASE PAYMENTS

    Purchase Payments under the Contracts are made to the Separate Account and allocated among the Series as directed by the Owner, provided that purchase payments will be initially allocated to the Money Market Portfolio until the end of the applicable 10 day free look period. The minimum initial Purchase Payment is $100,000 and each additional Purchase Payment must be at least $25,000. There is no sales charge; however, certain charges and deductions will be made to the Contract Value. (See "Contract Charges," page 10.) Amounts allocated to the Separate Account may be transferred among the Series at any time and any number of times. (See "Transfers," page 11.)

SEPARATE ACCOUNT

    Pursuant to the Participant's designation, Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units of one or more of three series, each of which consists of the shares of a different Fund. The Funds presently consist of the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, and the Money Market Portfolio of the Variable Insurance Products Fund. The investment advisor and manager of Security First Trust is Security First Investment Management Corporation ("Security Management"). T. Rowe Price Associates, Inc. ("Price Associates") is subadvisor to Security Management with respect to the T. Rowe Price Growth and Income Series, and Neuberger & Berman, LLC ("N&B") is subadvisor with respect to the Bond Series. The investment advisor of the Variable Insurance Products Fund is Fidelity Management & Research Company ("FMR"). (See "The Separate Account," page 8 and "The Funds," page 9.)

CHARGES AND DEDUCTIONS

    No sales charge is deducted from any purchase payment under the Contract or any amount surrendered under the Contract.

    Daily deductions will be made for mortality and expense risks in the amount of 0.003425% (1.25% per annum). Until further notice, Security First Life will waive the daily mortality and expense risk charge to 0.00106849% (0.39% per annum), and this reduction is permanent for Contracts issued prior to the termination or reduction of the waiver. (See "Mortality and Expense Risk Charge," page 10.)

    Premium taxes payable to any state or other governmental agency with respect to the Owner's Account may be deducted on or after the date they were incurred. Premium taxes currently range from 0% to 2.35% (3.50% in Nevada). Until further notice, Security First Life will deduct premium taxes upon annuitization. (See "Premium Taxes," page 10.)

FREE LOOK PERIOD

    At any time within ten days (or such longer period as required by state law) after the receipt of the Contract it may be returned for cancellation and a full refund of all Purchase Payments or, if required by state law, the greater of the Purchase Payments or the account value. (See "Free Look Period," page 11).

VARIABLE ANNUITY PAYMENTS

    Monthly Annuity payments will start on the Annuity Date. The Owner selects the Annuity Date, an Annuity payment option, and an assumed investment return. Any of these selections may be changed prior to the Annuity Date. The Variable Annuity payment will vary annually based on a comparison of the assumed investment returns with the investment experience of the Series in which the Contract Value is invested. (See "Variable Annuity Payments," page 13.)

    If Annuity payments from any one Series would be less than $50, Security First Life reserves the right to change the frequency of the payments from that Series to such intervals as will result in payments of at least $50 from each Series. (See "Frequency of Payment," page 14.)

SURRENDER

    An Owner may surrender, before the Annuity Date, all or part of his or her Contract Value. However, no partial surrender is permitted if it would reduce the Owner's interest in any Series to less than $500, unless the entire amount allocated to that Series is being surrendered. The earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. (See "Federal Income Tax Status," page 16.) Certain restrictions are applicable to surrender from Contracts funding retirement plans qualified for special tax treatment under the Code. (See "Qualified Contracts," page 16.)

DEATH BENEFIT

    Unless otherwise restricted, in the event of the Owner's death prior to the Annuity Date, the designated Beneficiary may elect either to receive a death benefit in a lump sum or to apply the death benefit under certain of the available optional Annuity forms contained in the Contract. If the owner (or the oldest of the joint owners) is age 75 or younger on the Contract Date, the death benefit is the greater of: (i) Purchase Payments reduced by amounts applied to partial withdrawals or annuity income; or (ii) the Contract Value at settlement. If the owner (or the oldest of the joint owners) is 76 or older on the Contract Date, the death benefit will equal the Contract Value at settlement. (See "Death Benefits," page 15).

                                   FEE TABLES

                        PARTICIPANT TRANSACTION EXPENSES

                                      None

                           SEPARATE ACCOUNT EXPENSES
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)

  Mortality and Expense Risk Fees*                         0.39% per annum

  Total Separate Account Annual Fees*                      0.39% per annum

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)

                                                        T. Rowe
                                                         Price
                                                       Growth &        Money
                                            Bond        Income        Market
                                           Series       Series       Portfolio
                                           ------      --------      ---------
  (a) Management Fee.....................   0.81%        0.47%         0.21%
  (b) Other Expenses.....................   0.19%        0.23%         0.09%
  (c) Total Annual Expenses..............   1.00%        0.70%         0.30%

--------------------------------------------------------------------------------

* Security First Life has determined to voluntarily waive its mortality and expense risk charge to 0.39% per annum. Absent this waiver, the charges would have been 1.25% per annum. This may be terminated at any time, but any change in this waiver will not affect Contracts issued prior to the change.

EXAMPLES

   SEPARATE                           CONDITIONS                                        TIME PERIODS
   ACCOUNT       A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A        -------------------------------------
    SERIES      $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON ASSETS:      1 YEAR   3 YEARS   5 YEARS   10 YEARS
   --------     ------------------------------------------------------      ------   -------   -------   --------
Bond            (a) upon surrender at the end of the stated time        (a)  $ 87     $116      $146       $248
Series              period
                (b) if the Certificate WAS NOT surrendered or was       (b)    22       67       115        248
                    annuitized
--------------    --------------------------------------------------         ----     ----      ----       ----
T. Rowe Price   SAME                                                    (a)    85      111       138        230
Growth &
Income
Series                                                                  (b)    20       62       106        230
--------------    --------------------------------------------------         ----     ----      ----       ----
Money           SAME                                                    (a)    17       54        92        201
Market
Portfolio                                                               (b)    17       54        92        201
--------------    --------------------------------------------------         ----     ----      ----       ----

                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. Security First Life has determined to voluntarily waive its mortality and expense risk charge to 0.39% per annum. Absent this waiver, the charges would have been 1.25% per annum. This may be terminated at any time, but any change in this waiver will not affect Contracts issued prior to the change.

2. The purpose of the foregoing tables and examples is to assist the Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. For additional information see "Contract Charges," beginning on page 10.

3. Premium taxes are not reflected. Presently, premium taxes ranging from 0% to 2.35% (3.50% in Nevada) may be deducted from each Purchase Payment or upon annuitization. However, Security First Life presently deducts premium tax only from amounts annuitized.

4. NEITHER THE TABLE NOR THE EXAMPLES ARE REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                          CONDENSED FINANCIAL INFORMATION

    Condensed financial information for the Separate Account is not contained in this Prospectus or the Statement of Additional Information, because as of the date of this Prospectus, the public offering of the Contracts had not commenced. As a consequence, as of that date, the Separate Account had no assets and no liabilities attributable to the Contracts. The Separate Account also funds other contracts issued by Security First Life that are not described in this Prospectus and which are separately accounted for.

                                  PERFORMANCE

    Security First Life may from time to time advertise the yield and effective yield on the Money Market Portfolio of the Separate Account and the average annual total returns for the other Funds in the Separate Account. Yields and average annual total returns are determined in accordance with the methods of computation set forth by the SEC in the Form N-4 Registration Statement and are more particularly described in the Statement of Additional Information. Yields are expressed for a seven day period, and average annual total returns are expressed for at least one, five and ten year periods (or from inception if shorter).

    The yields of the Money Market Portfolio are determined based upon the change in the value of an outstanding unit in the Separate Account over a seven day period and annualizing the result. The computation takes into account recurring deductions from account values.

    The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

                             FINANCIAL INFORMATION

    Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information.

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
            THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT AND THE FUNDS

THE INSURANCE COMPANY

    Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $202 billion at December 31, 1997 is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. Security First Life is authorized to transact the business of life insurance, including annuities. Security First Life presently is licensed to do business in 49 states and the District of Columbia.

THE SEPARATE ACCOUNT

    The Separate Account was established by Security First Life on May 29, 1980, in accordance with the provisions of the Delaware Insurance Code. It is registered as a unit investment trust under the 1940 Act. Registration with the SEC does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or Security First Life.

    The Separate Account and each Series therein are administered and accounted for as part of the general business of Security First Life, but the income and realized capital gains or losses of each Series are credited to or charged against the assets held for that Series in accordance with the terms of the Contracts. This is done without regard to the income, realized capital gains or losses of any other Series or the experience of Security First Life in any other business it may conduct. The assets within each Series are not chargeable with liabilities incurred by any other Series, or arising out of any other business Security First Life may conduct.

    All obligations arising under the Contracts, including the guarantee to make annuity payments, are general corporate obligations of Security First Life, and all of Security First Life's assets are available to meet its expenses and obligations under the Contracts. However, while Security First Life is obligated to make the Variable Annuity payments under the Contracts, the amount of such payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. (See "Level Payments Varying Annually," page 14.)

    The Separate Account is divided into a number of Series of Accumulation and Annuity Units, three of which are available under the Contracts, and each Series invests in the shares of only one of the Funds. The Funds consist of (i) the Bond Series and T. Rowe Price Growth and Income Series of the Security First Trust, and (ii) the Money Market Portfolio of the Variable Insurance Products Fund. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the net asset value per share next determined by each Fund following receipt of the applicable payment. Any dividend or capital gain distributions received from a Fund are reinvested in Fund shares which are retained as assets of the applicable Series. Fund shares will be redeemed without fee to the Series to the extent necessary for Security First Life to make Annuity or other payments under the Contracts.

    If shares of any Fund should no longer be available for investment by a Series or if in the judgment of Security First Life's management further investment in the shares of any fund should become inappropriate in view of the purposes of the Contracts issued, Security First Life may substitute for the Fund shares already purchased, and apply future Purchase Payments under the Contracts to the purchase of shares of another Fund or other securities. No substitution of securities of any Series may take place, however, without a prior favorable vote of a majority of the Owners entitled to vote who have invested in the Series and the prior approval of the SEC.

THE FUNDS

    Each of the Funds is a series or portfolio of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investments or investment policies of the Funds. There can be no assurance that the investment objectives of the Funds will be achieved.

    The Security First Trust is a Massachusetts business trust which has a number of series, two of which are available under the Contracts.

    Bond Series seeks to achieve the highest investment income over the long-term consistent with the preservation of principal through investment primarily in marketable debt instruments. Growth of principal and income will also be objectives with respect to up to 10% of the Bond Series assets which may be invested in common and preferred stocks.

    T. Rowe Price Growth and Income Series seeks capital growth and a reasonable level of current income. While this series will generally invest in common stocks and other equities, it may, depending on economic conditions, reduce such investments and substitute fixed income instruments.

    Variable Insurance Products Fund is a Massachusetts business trust and is divided into separate portfolios. The following portfolio from the trust is available under the Contracts.

    Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

    The Funds are available to registered separate accounts offering variable annuity and variable life products of participating insurance companies and to other entities permitted under Section 817(h) of the Code. Although it is not anticipated that any disadvantages will result, there is a possibility that a material conflict may arise between the interest of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other companies, or some other reason. In the event of a conflict, the Separate Account will take any steps necessary to protect Owners and variable annuity payees, which may include withdrawal of amounts invested in the Fund by the Separate Account.

    The rights of Participants or Beneficiaries to instruct Security First Life on voting shares of the Funds are described under "Voting Rights," page 18.

    Detailed information about the Funds, their investment objectives, investment portfolios and charges may be found in the prospectuses of the Funds. Delivery of prospectuses of the Funds must precede or accompany delivery of this prospectus. An investor should carefully read the Funds' prospectuses before investing. Prospectuses for Security First Trust and Variable Insurance Fund, may be obtained without charge by written request to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009.

                             PRINCIPAL UNDERWRITER

    Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc., is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

    Security First Life receives certain administrative services such as office space, supplies, utilities, office equipment, travel expenses and periodic reports pursuant to an agreement with SFG.

                             CUSTODY OF SECURITIES

    The custodian of the assets of the Separate Account is Security First Life. The assets of each Series will be kept physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

                                CONTRACT CHARGES

    Security First Life represents that the charges deducted under the Contract, described below, are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

    Contract charges are assessed as follows: (i) for premium taxes; (ii) against the value of the assets in the Separate Account on a daily basis, for the assumption of mortality and expense risks. These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

    An investor should note that there are deductions from and expenses paid out of the assets of the Funds that are described in their respective prospectuses.

PREMIUM TAXES

    Certain state and governmental entities impose a premium tax of up to 2.35% (3.50% in Nevada) of Purchase Payments or amounts applied to an Annuity option. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Until further notice, Security First Life will deduct any premium tax only from amounts applied to an Annuity option.

NO SALES CHARGE

    Security Life has waived all sales charges under the Contract. As a result, there are no sales loads on purchase payments and no surrender charges on full or partial surrenders.

MORTALITY AND EXPENSE RISK CHARGE

    The minimum death benefit provided for by the Contracts requires Security First Life to assume a mortality risk that the Contract Value will be less than the Owner's Purchase Payments adjusted for prior withdrawals and/or amounts applied to Annuity options. (See "Death Before the Annuity Date," page 15.) Further, because the Contracts provide life Annuity options, Security First Life assumes a mortality risk that the death rate of Annuitants as a group will be lower than the death rate upon which the mortality tables specified in the Contracts are based. In addition, there is no assurance that these fees will be sufficient to absorb the administrative expenses incurred by Security First Life during the term of the Contract. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account assets funding the Contracts equal to 1.25% on an annual basis.

    If Security First Life has gains from the receipt of the mortality and expense risk charges over its costs of assuming these risks under the Contracts, it may use the gains in its discretion, including reduction of expenses incurred in distributing the Contracts.

    Security First Life may, in its discretion, voluntarily waive a portion of the mortality and expense risk charges, which waiver may be terminated at any time. Until further notice, Security First Life has determined to reduce its mortality and expense risk charge to 0.39% per annum. This reduction in the mortality and expense risk charges is permanent for Contracts issued prior to the termination or reduction of the waiver.

FREE LOOK PERIOD

    The Contract provides for an initial "free look" period. The Owner has the right to return the Contract within 10 days (or such longer period as required by state law) after the Owner receives the Contract by delivering or mailing it to Security First Life at its administrative office. If the Contract is mailed, it will be deemed mailed on the date of the postmark or, if sent by certified or registered mail, the date of certification or registration. The returned Contract will be treated as if the Company never issued it, and the Company will refund the amount. The amount of the refund will depend on the state in which the Contract is issued. Ordinarily the amount of the refund will be the Contract Value; however, some states may require a return of Purchase Payments or the greater of the Purchase Payments or the Contract Value. The amount of the refund will be paid within seven days after receipt of written notice of cancellation and the return of the Contract.

                          DESCRIPTION OF THE CONTRACTS

ASSIGNMENT

    The Contracts provide that an Owner may freely assign his or her rights under them. However, the Code provides that Contracts issued in connection with
Section 401 or 403 plans and IRAs must be nontransferable and nonassignable.

PURCHASE PAYMENTS

    Purchase Payments may be made at any time. The minimum initial Purchase Payment is $100,000; with each additional Purchase Payment subject to a $25,000 minimum. Confirmation of each Purchase Payment received will be sent to the Owner.

TRANSFERS

    Accumulation Units may be transferred among the Series at any time. Transfer instructions may be communicated in writing or, if permitted by Security First Life, by telephone. If telephone transfers of Accumulation Units are permitted, the Owner will be required to complete an authorization on the Contract application or on another form provided by Security First Life. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine (including requiring one or more forms of personal identification), and Security First Life will not be liable for following instructions it reasonably believes to be genuine.

    Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Because Accumulation Unit values are determined at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) on a Valuation Date, transfer instructions received up to that time will be effected at the value calculated on that Date and instructions received after that time will be effected at the value next calculated.

    Annuity Units may be transferred among the Series at any time. Transfers described in this paragraph may be elected in writing only and will be effective on the first valuation following receipt of the instructions. Except as permitted under a dollar cost averaging program or a reallocation election, a minimum of $500 must be transferred from any Series.

DOLLAR COST AVERAGING

    Security First Life offers a program for dollar cost averaging in which Owners with Contract Values of $25,000 or more may participate. The program will periodically transfer Accumulation Units from the Series invested in the Money Market Portfolio of the Variable Insurance Products Fund to any of the other Series selected by the Owner. The program allows the Owner to invest in non-money market Series over any period selected by the Owner rather than investing in those Series all at once. Transfers may be made monthly, quarterly, semi-annually or annually in a minimum amount of $100, and Security First Life reserves the right to limit the number of Series to which transfers can be made (but there are not current limitations). An Owner may terminate the program at any time on written notice to Security First Life.

REALLOCATION ELECTION

    An Owner with a Contract Value of $25,000 or more may elect in writing on a form provided by Security First Life to systematically reallocate values invested in Accumulation Units among the Series in order to achieve an allocation ratio established by the Owner. Transfers will be made quarterly, as permitted by Security First Life, on the third business day of the month in which the quarterly anniversary of the Contract Date occurs. Changes in allocation ratios can be made once each Contract Year.

MODIFICATION OF THE CONTRACTS

    The Contracts include Security First Life's assurance that Annuity payments involving life contingencies will be based on the minimum guaranteed Annuity purchase rates incorporated in the Contracts, regardless of actual mortality experience. The Contracts include provisions legally binding on Security First Life with respect to these Annuity purchase rates and such other matters as death benefits, deductions from Purchase Payments, deductions from the Separate Account for mortality and expense risk fees, and guaranteed rates with respect to fixed benefits. Security First Life may unilaterally change such provisions to the extent permitted by the Contract, but only: (i) with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change; (ii) with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or (iii) to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

    A Contract may also be modified by written agreement between Security First Life and the Owner.

    Inquiries as to any Contract provisions should be made in writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1(800)284-4536.

                              ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

    Accumulation Units are credited to a Series as directed by the Owner upon receipt of each Purchase Payment or conversion, as the case may be. The number of Accumulation Units to be credited is determined each business day at the close of the New York Stock Exchange (currently 4:00 P.M. Eastern Time) by dividing the net amount allocated to a Series by the value of an Accumulation Unit in the Series next computed following receipt of the Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

    The current value of Accumulation Units of a Series varies with the investment experience of the Fund in which the assets of the Series are invested. Such value is determined each business day at the close of the New York Stock Exchange (currently 4 P.M. Eastern Time) by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. (See "Net Investment Factor," below.) The Owner bears the investment risk that the aggregate current value invested in the Series may at any time be less than, equal to, or more than the amounts originally allocated to the Series.

NET INVESTMENT FACTOR

    The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than one, depending upon the Fund's investment performance.

SURRENDER FROM THE SEPARATE ACCOUNT

    An Owner may surrender all or a portion of his or her Contract Value at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to the Owner including current taxation of the distribution and a penalty tax on a premature distribution. (See "Federal Income Tax Status," page 16.) Owners should consult their tax advisers before making withdrawals.

    The Contract Value of an Owner's interest in the Separate Account prior to the Annuity Date may be determined at any time by multiplying the number of Accumulation Units for each Series credited to the Contract by the current value of an Accumulation Unit in the Series. Upon receipt of a written request for a full or partial surrender, Security First Life will determine the value of the number of Accumulation Units surrendered at the Accumulation Unit value next computed.

    A request for a partial surrender from more than one Series must specify the allocation of the partial surrender among the Series. No partial surrender may be made that would cause an Owner's interest in any Series to have a value after the surrender of less than $500, unless the entire amount allocated to such Series is being surrendered.

    Payment of any amount surrendered from the Series will be made within seven days of the date the written request is received by Security First Life. Surrender may be suspended when: (i) trading on the New York Stock Exchange is restricted by the SEC or such Exchange is closed for other than weekends or holidays; (ii) the SEC has by order permitted such suspension; or (iii) an emergency as determined by the SEC exists making disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

STATEMENT OF ACCOUNT

    Prior to the Annuity Date, each Owner will be provided with a written statement of account each calendar quarter in which a transaction occurred, but in no event less than one annually. The statement of account will show all transactions for the period being reported as well as the number of Accumulation Units of each Series then credited to the Contract, the current Accumulation Unit value for each Series, and the Contract Value as of the end of the reporting period.

    Although care is taken to ensure the accuracy of allocations and transfers to and within the Separate Account, the possibility of an error still exists. Owners are asked to review their statements and confirmations of transactions carefully and to promptly advise Security First Life of any discrepancy. Unless Security First Life receives prior written notice of an error, allocations and transfers reflected in the statements will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

    The Owner's interest in the Series will be applied to provide a Variable Annuity. The dollar amount of Variable Annuity payments will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge provided for under the Contract.

ASSUMED INVESTMENT RETURN

    Variable Annuity payments will vary from payments based on the Assumed Investment Return depending on whether the investment experience of the Series is better or worse than the assumed return. The choice of the Assumed Investment Return affects the pattern of annuity payments. Over a period of time, if the Separate Account achieved a net investment result equal to the Assumed Investment Return applicable to a particular option, the Annuity Unit would not change in value, and the amount of the Annuity payments would be level. However, if the Separate Account achieved a net investment result greater than the Assumed Investment Return, the Annuity Unit would increase in value and the amount of the Annuity payments would increase in value each year. Similarly, if the Separate Account achieved a net investment result smaller than the Assumed Investment Return, the Annuity Unit would decrease in value and the amount of the Annuity payments would decrease each year.

    Although a higher initial payment would be received under a higher Assumed Investment Return, there is a point in time after which payments under a lower Assumed Investment Return would be greater, assuming payments continue through that point in time. The effect of a higher or lower Assumed Investment Return can be summarized as follows: a higher Assumed Investment Return will result in a larger initial payment but more slowly rising or more rapidly falling subsequent payments than a lower Assumed Investment Return.

    Unless otherwise elected, the Assumed Investment Return will be 4.25% per annum. To the extent permitted by state law and regulations, Security First Life will permit election of an Assumed Investment Return of 3.50%, 5% or 6%. It should not be inferred, however, that such returns will bear any relationship to the actual net investment experience of the Series.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

    The Annuity Date and the form of Annuity payment are elected by the Owner. The Normal Annuity Date is the Contract anniversary nearest to the Annuitant's 85th birthday, or the 10th anniversary of the Contract Date, whichever is later, except in the case of Qualified Contracts, which may require a different date. To the extent not prohibited by any Qualified Contract requirements, an optional Annuity Date may be elected; such date may be the first day of any month prior to the normal Annuity Date. The election must be made at least 31 days before the optional Annuity Date elected.

    The normal form of Annuity payment under the Contracts is Option 2, a variable life Annuity with 120 monthly payments certain. Unless indicated otherwise, Option 2 will be automatically applied. Changes in the optional form of Annuity payment may be made at any time up to 31 days prior to the date on which Annuity payments are to begin. Option 1 through 4 may be elected as either Variable Annuities or Fixed Annuities, while Option 5 may be elected only as a Fixed Annuity. The first year's Annuity payments described in Option 1 through 4 are determined on the basis of (i) the mortality table specified in the Contract, (ii) the age and, where permitted, the sex of the Annuitant, (iii) the type of Annuity payment option(s) selected, and (iv) the Assumed Interest Return selected. Fixed Annuity payments described in Option 5 are determined on the basis of (i) the number of years in the payment period and (ii) the interest rate guaranteed with respect to the option. Fixed Annuities are funded through the General Account of Security First Life.

OPTION 1 -- LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual, ceasing with the last payment due prior to the death of an individual. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or of death benefits for Beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments not less than 120, 180 or 240 months, as elected. If at the death of the individual the specified number of payments have not been made, Annuity payments will be continued during the remainder of such period to the designated Beneficiary.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

    An Annuity payable monthly during the lifetime of an individual with a guaranteed minimum number of monthly payments equal to the amount applied under this option divided by the first monthly payment. If the payee dies before receiving the "minimum number" of payments, the remaining payments will continue to the designated beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

    An Annuity payable monthly during the joint lifetime of two individuals and thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

    A fixed dollar Annuity payable monthly for a specified number of years from 5 to 30. The amount of each payment will be based on an interest rate determined by Security First Life, that will not be less than 3.50% per annum. Fixed Annuity payments under this option may not be commuted to a lump sum, except as provided under "Death Benefits," page 15.

FREQUENCY OF PAYMENT

    Payments under all options will be made on a monthly basis, unless a different arrangement has been requested by the Owner and agreed to by Security First Life. If at any time any payments to be made to any payee under any Series are or become less than $50 each, Security First Life shall have the right to decrease the frequency of payments to such intervals as will result in a payment of at least $50 from each Series.

LEVEL PAYMENTS VARYING ANNUALLY

    Under the Contract, Variable Annuity payments are determined annually rather than monthly, so that Annuity payments, uniform in amount, are made monthly during each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. Thus, amounts of the Annuity payments vary with the investment performance of the Series from year to year rather than from month to month.

    The monthly Variable Annuity payments for the first year will be determined on the last Valuation Date of the second calendar week preceding the Annuity Date by using a formula described in the Contract. On each anniversary of the Annuity Date, Security First Life will determine the total monthly payments for the year then beginning. These will be determined by multiplying the number of Annuity Units in each Series from which payments are to be made by the Annuity Unit value of that Series for the Valuation Period in which the first payment for that year is due.

    The amount of the year's Variable Annuity payments is transferred to the General Account at the beginning of the year. Although an amount in the Separate Account is credited to an Annuitant and transferred to the General Account to make Annuity payments, it should not be inferred that the Annuitant has any property rights in this amount. The Annuitant has only a contractual right to Annuity payments from the amount credited to him or her in the Separate Account.

    The monthly Annuity payments for the year are made from the General Account with interest credited, in effect, using the Assumed Investment Return of 4.25% or the alternative Assumed Investment Return selected by the Owner. Security First Life will experience profits or loss on the amounts placed in the General Account to provide level monthly payments during the year to the extent that net investment income and gains in the General Account exceed or are lower than the Assumed Investment Return selected.

    Because Annuity payments for the year are set at the beginning of the year, the Annuitant will not benefit from increases in Annuity Unit values during the year and likewise will not be at risk for decreases during the year. However, such increases and decreases will be reflected in the calculation of Annuity payments for the subsequent year.

ANNUITY UNIT VALUES

    The value of an Annuity Unit at a Valuation Date is determined by multiplying the value of the Annuity Unit at the preceding Valuation Date by an "Annuity Change Factor." The Annuity Change Factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity Change Factor is determined by dividing the value of the Accumulation Unit at the Valuation Date by the value of the Accumulation Unit at the preceding Valuation Date and multiplying the result by a neutralization factor.

    The neutralization factor is determined by dividing 1 by the weekly equivalent of the Assumed Investment Return previously selected by the Annuitant. For example, the neutralization factor for the Assumed Investment Return of 4.25% is 0.9991999.

    The number of Annuity Units for a Series is determined by dividing the monthly Annuity payment for the first year by that Series' Annuity Unit value on the same date the first year's Annuity payments are calculated. The number of Annuity Units will not change unless the Owner transfers Annuity Units to or from other Series or amounts from the General Account.

                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

    In the event that the Annuitant who is not the Owner dies before the Annuity Date, the Owner shall become the Annuitant. If the Owner dies before the Annuity Date, whether or not he or she is the Annuitant, the Beneficiary will be entitled to receive a death benefit. For purposes of determining the death of the Owner, the death of any joint Owner shall be deemed to be the death of the Owner. With respect to Nonqualified Contracts, if the Owner is not a natural person and the Annuitant dies, the cash value will be paid in a lump sum to the Owner or the Contract will be transferred to a natural person, in accordance with the Owner's written request, and the transferee will become the Owner and Annuitant.

    If the owner (or the oldest of the joint owners) is age 75 or younger on the Contract Date, the death benefit shall be the greater of: (i) the Purchase Payments received under the Contract, reduced by amounts already applied to produce Annuity Income payments or for any prior partial surrenders or (ii) the Contract Value at the time of settlement. If the owner (or the oldest of the joint owners) is age 76 or older on the Contract Date, the death benefit will equal the Contract Value at settlement.

    The Beneficiary may elect to receive the death benefit as either: (i) Annuity Income under Annuity Income Options One, Two, or Five described in
Article 7 of the Contract, provided that an election of an Annuity Income Option is subject to the following conditions: (a) payments must begin within one year of the Owner's death (provided that under a Qualified Contract the spouse of the Owner may delay commencement of payments to the date on which the

Owner would have attained age 70 1/2); (b) the guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service; and (c) the Contract Value as of the date of the first Annuity Income payment will be used to determine the amount of the death benefit to be applied; or (ii) a lump sum payout, provided that this payout shall be made within five (5) years of the date of death of the Owner.

    If the sole Beneficiary is the spouse of the Owner, the spouse may elect to succeed to all rights of the Owner under this Contract. If there is more than one Beneficiary living at the time of the Owner's death, each will share in the proceeds of the death benefit equally, unless the Owner has elected otherwise. If the Owner outlives all Beneficiaries, the death benefit will be paid to the Owner's estate in a lump sum. No Beneficiary shall have the right to assign, anticipate or commute any future payments under any of the options, except as provided in the election or by law.

    Rights to the death benefit will pass as if the Owner outlived the Beneficiary if: (i) the Beneficiary dies at the same time as the Owner; or (ii) the Beneficiary dies within 15 days of the Owner's death and prior to the date due proof of the Owner's death is received by Security First Life. Due proof of death will be a certified death certificate, an attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or such other documents as Security First Life may, at its option, accept.

DEATH AFTER THE ANNUITY DATE

    If the Annuitant under a Contract dies on or after the Annuity Date, the remaining portion of his or her interest will be distributed at least as rapidly as under the method of distribution being used at the date of the Annuitant's death. If no designated Beneficiary survives the Annuitant, the present value of any remaining payments certain on the date of death of the Annuitant, calculated on the basis of the assumed investment return previously elected, may be paid in one sum to the estate of the Annuitant unless other provisions have been made and approved by Security First Life. This value is calculated as of the date of payment following receipt of due proof of death.

    Unless otherwise restricted, a Beneficiary receiving variable payments under Option 2 or 3 after the death of an Annuitant may elect at any time to receive the present value of the remaining number of Annuity payments certain in a single payment, calculated on the basis of the assumed investment return previously selected. However, such election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL INCOME TAX STATUS

    The operations of the Separate Account form part of the operations of Security First Life, but the Code provides that no federal income tax will be payable by Security First Life on the investment income and capital gains of the Separate Account. No federal income tax is payable by the Owner on the investment income and capital gains under a Contract until Annuity payments commence or a full or partial withdrawal is made.

QUALIFIED CONTRACTS

    Under a section 401 pension plan, withdrawals may be made only in the event of death, disability, separation from service, or attainment of normal retirement age. Under Section 403(b) of the Code withdrawal prior to age 59 1/2 of amounts attributable to contributions and earnings made after December 31, 1988, are restricted in a manner similar to those under Section 401 pension plans. However, under a 403(b) annuity, the Code permits withdrawals of the contributed amounts (and not the earnings thereon) in cases of financial hardship. The restrictions on withdrawals from Section 403(b) annuities do not apply to Contract values attributable to Contract values before January 1, 1989. Withdrawals from an IRA can be made when the Owner attains age 59 1/2, dies or becomes disabled without an additional 10% tax.

    Generally, all withdrawals made prior to age 59 1/2 that are not a result of death, disability, domestic relations order, deductible medical expense or received as a series of substantially equal payments made for the life of the Owner or the joint lives of the Owner and Owner's beneficiary will be subject to an additional 10% tax. Distributions from a Section 457 plan are not subject to this 10% penalty tax.

    In the case of section 401 or section 403(b) plans, the Contract Value must be distributed, or Annuity payments for life or a period not exceeding the life expectancy of the Participant or the Participant and a designated Beneficiary must commence by April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or retires. If the Participant is the Owner of an IRA, then the required distributions described above must be made or commenced no later than the following April 1. If the owner owns a Roth IRA, the required distributions described above do not apply.

    Providing certain requirements of the Code are met, distributions, other than required distributions, from a plan may be rolled over tax-free to another plan. Distributions from a section 401 plan may be rolled over to another section 401 plan or to an IRA. Distributions from a tax-sheltered Annuity may be rolled over to another tax-sheltered Annuity or to an IRA. Distributions from an IRA may be rolled over to another IRA or, if certain conditions are met, to a Roth IRA, and, if the IRA contains only permissible rollover amounts, to a section 401 plan or a tax-sheltered Annuity.

    All distributions, with the exception of a return of nondeductible employee contributions, received from a section 401 or 403(b) plan or IRA are included in gross income. In the case of section 401 or 403(b) plans Roth IRAs and IRAs, a distribution is includible in the year in which it is paid. In very limited situations, a lump sum distribution from a section 401 plan may qualify for special forward income averaging may qualify for special long term capital gain treatment.

    In addition to the minimum distribution requirements, any payouts under
Section 401 or 403(b) plans and IRAs must meet minimum incidental death benefit requirements under the Code. This requirement does not apply in the case of 401 plan Participants when the Participant's spouse is the designated beneficiary.

    Employers may deduct their contributions to self-employed and corporate pension and profit-sharing plans described in section 401 of the Code and tax-sheltered Annuities described in section 403(b) in the year when made, up to the limits specified in the Code. In addition these plans may permit nondeductible employee contributions. Any nondeductible employee contribution will be received tax free as a portion of each annuity payment.

NON-QUALIFIED CONTRACTS

    Distributions before the Annuity Date are treated as coming first from earnings, rather than purchase payments, until the entire amount of earnings has been distributed. For federal tax purposes, distributions include the receipt of proceeds from loans and the assignment or pledge of any portion of the Contract Value, as well as withdrawals, income payments, or death benefits. All deferred annuity contracts issued by an issuer to a policyholder in one calendar year will be treated as one contract for purposes of determining the tax consequences of any distribution. Distributions before the Annuity Date are taxable as ordinary income to the extent that the Contract Value exceeds Purchase Payments.

    Different rules apply to amounts distributed as an Annuity. A portion of each Annuity payment is treated as a nontaxable return of Purchase Payments. The remaining portion of each Annuity payment is taxable as ordinary income. The amount of each Annuity payment which is taxable is based on the period over which payments are to be made or, in the case of a life Annuity, the life expectancy of the Annuitant. A lump sum taken in lieu of remaining Annuity payments will be treated for tax purposes as a withdrawal.

    Income distributed as an Annuity or as a lump sum withdrawal will be subject of a 10% excise tax unless the distribution (1) occurs after the taxpayer attained age 59 1/2, (2) occurs after death or disability of the holder, (3) is attributable to an investment prior to August 14, 1982, (4) is in the form of an immediate annuity or (5) is a part of substantially equal payments to be made over the life or life expectancy of the taxpayer or the taxpayer and his or her designated beneficiary. The penalty will be imposed if an individual who elected to receive payments in substantially equal installments as a life or life expectancy annuity prior to age 59 1/2 changes the method of distribution before age 59 1/2. This individual will be assessed the penalty even after age 59 1/2 if annuity payments have not continued for five (5) years.

    Code Section 72(e)(11) provides that multiple annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences.

WITHHOLDING

    Security First Life is required to withhold federal income tax on Annuity payments, lump sum distributions and partial withdrawals. However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld except as otherwise described below. After an election is made with respect to Annuity payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. Security First Life will notify the payee at least annually of his or her right to revoke the election.

    Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in a direct trustee-to-trustee transfer, no withholding will be required.

    Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number.

OBTAINING TAX ADVICE

    It should be recognized that the federal income tax information in this prospectus is not exhaustive and is for information purposes only. The discussion above does not purport to cover all situations involving the purchase of an Annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

                                 VOTING RIGHTS

    Each Owner will have the right to instruct Security First Life with respect to voting the Fund shares which are the assets underlying his interest in the Separate Account, at all regular and special shareholders meetings. Security First Life will mail to each Owner, at his last known address, all periodic reports and proxy material of the applicable Fund and a form with which to give voting instructions. Fund shares as to which no timely instructions are received will be voted by Security First Life in proportion according to the instructions received from all Owners giving timely instructions. Security First Life is under no duty to inquire as to the instructions received or the authority of persons to instruct the voting of Fund shares, and unless Security First Life has actual knowledge to the contrary, the instructions given to it will be valid as they affect Security First Life or the Funds.

    Once Annuity payments with respect to an Owner's Account have begun, the Annuitant shall have any voting rights exercisable with respect to the Fund shares.

    The number of votes to be cast by each person having the right to vote shall be determined as of a record date within 90 days prior to the meeting of the Fund, and voting instructions will be solicited by written communication at least 10 days prior to such meeting. To be entitled to vote, an Owner or Annuitant must have been such on the record date. The number of shares as to which voting instructions may be given to Security First Life is determined by dividing that portion of the Contract Value then allocated to the Series for that Fund on the record date by the net asset value of a Fund share as of the same date.

                               LEGAL PROCEEDINGS

    Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no present or pending material legal proceedings affecting the Separate Account.

                             ADDITIONAL INFORMATION

    For further information contact Security First Life at the address and phone number on the cover of this Prospectus. A copy of the Statement of Additional
Information, dated         , 1998, which provides more detailed information
about the Contracts, may also be obtained. Set forth below is the table of contents for the Statement of Additional Information.

    A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement, to all of which reference is made for further information concerning the Separate Account, Security First Life and the Contracts offered hereby. Statements contained in this Prospectus as to the contents of the Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                             PAGE
                                                             ----
The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   4
Annuity Payments............................................   4
Withholding on Annuity Payments and Other Distributions.....   6
Underwriters, Distribution of the Contracts.................   7
Calculation of Performance Data.............................   7
Voting Rights...............................................   8
Safekeeping of the Securities...............................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   9
State Regulation of Security First Life.....................   9
Financial Statements........................................   9

                                                        '33 Act File No. 33-7094








                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



     -----------------------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

    ------------------------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                  _______, 1998







This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated _______, 1998 may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1
(800)284-4536.






SF 135 - R2V/PP

                                TABLE OF CONTENTS



                                                                      PAGE
                                                                      ----

The Insurance Company                                                   3

The Separate Account                                                    3

Net Investment Factor                                                   3

Annuity Payments                                                        3

Withholding on Annuity Payments and Other Distributions                 5

Underwriters, Distribution of the Contracts                             6

Calculation of Performance Data                                         6

Voting Rights                                                           7

Safekeeping of Securities                                               7

Servicing Agent                                                         8

Independent Auditors                                                    8

Legal Matters                                                           8

State Regulation of Security First Life                                 8

Financial Statements                                                    9

THE INSURANCE COMPANY

Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). Security First Group, Inc. ("SFG"), the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $202 billion at December 31, 1997, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders.

THE SEPARATE ACCOUNT

The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and group variable annuity contracts on Forms SF 224FL, SF 226R1, SF 230, SF 234 and SF 236. These group variable annuity contracts are described in other prospectuses. The individual variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contacts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of three Funds: (i) the Bond Series and T. Rowe Price Growth and Income Series of Security First Trust; and (ii) the Money Market Portfolio of the Variable Insurance Products Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, three of which are offered under the Contracts: Series B (Bond Series), Series G (T. Rowe Price Growth and Income Series), and Series FM (Money Market Portfolio).

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality risks and administrative expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period.

Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

                  Calendar Year                     Adjusted
                    OF BIRTH                         AGE IS
                  -------------                     --------

                   Before 1916                     Actual Age
                   1916 - 1935                 Actual Age Minus 1
                   1936 - 1955                 Actual Age Minus 2
                   1956 - 1975                 Actual Age Minus 3
                   1976 - 1995                 Actual Age Minus 4


DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia.
No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA

a. MONEY MARKET PORTFOLIO. The yield of the Money Market Portfolio of the Separate Account has not been determined since there are no units of the Series outstanding as of the date of this Statement of Additional Information. This yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account has not been determined since there are no units of the Series outstanding as of the date of this Statement of Additional Information. This effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                365/7
      EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)     - 1.

b. OTHER FUNDS. The average annual total return of the other Funds in the Separate Account has not been determined since there are no units of the Series outstanding as of the date of this Statement of Additional Information.

Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n = ERV

Where:

     P    = a hypothetical initial payment of $1,000
     T    = average annual total return
     n    = number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS

The consolidated financial statements of Security First Life Insurance Company at December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 and the financial statements of Security First Life Separate Account A at December 31, 1997 and for each of the two years in the period ended December 31, 1997 appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, Independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority of such firm as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006 prior to January 31, 1998. Subsequently such matters were passed on to Sullivan & Worcester, LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

STATE REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1996. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity contracts and as custodian as described elsewhere herein and in the prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                         Report of Independent Auditors




Board of Directors
Security First Life Insurance Company


We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                          /s/ Ernst & Young, LLP



February 11, 1998

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                   December 31
                                              1997            1996
                                           ----------      ----------
                                                 (In thousands)
ASSETS

INVESTMENTS
   Fixed maturities                        $2,353,087      $2,251,951
   Policy and mortgage loans                   24,209          22,378
   Short-term investments                      22,385          24,607
   Other investments                            1,089           2,754
                                           ----------      ----------
                                            2,400,770       2,301,690

CASH AND CASH EQUIVALENTS                      11,044          11,472

ACCRUED INVESTMENT INCOME                      33,730          32,797

DEFERRED POLICY ACQUISITION COSTS              96,297         103,950

OTHER ASSETS
   Assets held in separate accounts         1,022,850         594,249
   Property under capital lease                 9,496          10,100
   Receivable from sale of subsidiary                          22,295
   Other                                        1,329           4,063
                                           ----------      ----------
                                            1,033,675         630,707
                                           ----------      ----------
                                           $3,575,516      $3,080,616
                                           ==========      ==========


              The accompanying notes are an integral part of these
                       consolidated financial statements.


                                                                        December 31
                                                                   1997            1996
                                                                ----------      ----------
                                                                       (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
   Policyholder liabilities                                     $2,243,441      $2,222,128
   Liabilities related to separate accounts                      1,022,850         594,249
   Obligation under capital lease                                   15,443          15,720
   Notes payable to parent                                          35,000          35,000
   Federal income taxes                                             44,998          31,296
   Other                                                                60           7,687
                                                                ----------      ----------
                                                                 3,361,792       2,906,080

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
   Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares             200             200
   Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                        2,200           2,200
   Additional paid-in capital                                       48,147          48,147
   Net unrealized investment gains                                  34,830          16,949
   Retained earnings                                               128,347         107,040
                                                                ----------      ----------
                                                                   213,724         174,536
                                                                ----------      ----------
                                                                $3,575,516      $3,080,616
                                                                ==========      ==========


              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                                 Year Ended December 31
                                                          1997           1996           1995
                                                       ---------      ---------       ---------
                                                                      (In thousands)

REVENUES
   Net investment income                               $ 171,066      $ 164,115       $ 158,174
   Annuity product income                                 19,533         10,006          14,815
   Net realized investment gains (losses)                  2,708         (2,179)          1,347
   Gain on sale of subsidiary                                             3,879
   Other                                                     187            709             701
                                                       ---------      ---------       ---------
                              TOTAL REVENUES             193,494        176,530         175,037


BENEFITS AND EXPENSES
   Interest credited to policyholders                    112,832        106,347         103,959
   Benefits in excess of policyholder liabilities          1,953          4,960           5,738
   Amortization of deferred policy acquisition
      costs                                               20,080         13,542          15,505
   Operating expenses                                     26,434         25,721          28,201
                                                       ---------      ---------       ---------
                 TOTAL BENEFITS AND EXPENSES             161,299        150,570         153,403
                                                       ---------      ---------       ---------

            INCOME BEFORE INCOME TAX EXPENSE              32,195         25,960          21,634

Income tax expense
   Current                                                 7,580          3,596           3,044
   Deferred                                                3,308          5,885           3,105
                                                       ---------      ---------       ---------
                                                          10,888          9,481           6,149
                                                       ---------      ---------       ---------


                                  NET INCOME           $  21,307      $  16,479       $  15,485
                                                       =========      =========       =========

              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                      Net
                                                                     Additional    Unrealized                      Total
                                        Preferred       Common         Paid-in     Investment     Retained     Stockholder's
                                          Stock          Stock         Capital   Gains (Losses)    Earnings        Equity
                                        --------       --------       --------   --------------    --------      --------
                                                                            (In thousands)
Balance at January 1, 1995              $    200       $  2,200       $ 48,147      $(21,561)      $ 75,076      $104,062


  Net income                                                                                         15,485        15,485

  Net unrealized investment gains                                                     60,533                       60,533
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1995                 200          2,200         48,147        38,972         90,561       180,080


  Net income                                                                                         16,479        16,479

  Net unrealized investment losses                                                   (22,023)                     (22,023)
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1996                 200          2,200         48,147        16,949        107,040       174,536


  Net income                                                                                         21,307        21,307

  Net unrealized investment gains                                                     17,881                       17,881
                                        --------       --------       --------      --------       --------      --------

Balance at December 31, 1997            $    200       $  2,200       $ 48,147      $ 34,830       $128,347      $213,724
                                        ========       ========       ========      ========       ========      ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        Year Ended December 31
                                                               1997              1996              1995
                                                           -----------       -----------       -----------
                                                                           (In thousands)
OPERATING ACTIVITIES
   Net income                                              $    21,307       $    16,479       $    15,485
   Adjustments to reconcile net income to net
     cash provided by operations:
         Net realized investment losses (gains)                 (2,708)            2,179            (1,347)
         Depreciation and amortization                             876             1,772             1,391
         Accretion of discount and amortization of
             premium on investments                                906             1,988             1,059
         Gain on sale of subsidiary                                               (3,879)
         Changes in operating assets and liabilities:
               Accrued investment income                          (933)           (2,338)           (3,441)
               Deferred policy acquisition costs               (21,891)          (24,655)          (15,676)
               Other assets                                     25,156           (19,008)            2,194
               Other liabilities                                (3,718)            9,889               673
                                                           -----------       -----------       -----------
                           NET CASH PROVIDED BY
                 (USED IN) OPERATING ACTIVITIES                 18,995           (17,573)              338

INVESTING ACTIVITIES
   Fixed maturity securities
      Purchases                                               (695,092)       (1,065,166)         (636,371)
      Sales and maturities                                     652,723           934,171           439,897
   Net sale (purchase) of other investments                      1,959              (314)              801
   Net sale (purchase) of short-term investments                 2,222           (17,583)           19,191
   Issuance of loans, net                                       (1,831)           (3,580)           (2,558)
   Purchase of equipment                                          (440)             (320)             (388)
                                                           -----------       -----------       -----------
                               NET CASH USED IN
                           INVESTING ACTIVITIES                (40,459)         (152,792)         (179,428)

FINANCING ACTIVITIES
   Receipts credited to policyholder accounts                  729,696           693,095           565,698
   Amounts returned to policyholders                          (708,383)         (518,002)         (390,760)
   Repayment of note payable                                                      (1,000)           (1,000)
   Reduction of capital lease obligation                          (277)             (246)             (217)
                                                           -----------       -----------       -----------
                              NET CASH PROVIDED
                        BY FINANCING ACTIVITIES                 21,036           173,847           173,721
                                                           -----------       -----------       -----------

                         INCREASE (DECREASE) IN
                      CASH AND CASH EQUIVALENTS                   (428)            3,482            (5,369)

Cash and cash equivalents at beginning of year                  11,472             7,990            13,359
                                                           -----------       -----------       -----------

                                  CASH AND CASH
                     EQUIVALENTS AT END OF YEAR            $    11,044       $    11,472       $     7,990
                                                           ===========       ===========       ===========


              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997 AND 1996


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiaries (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). Effective October 30, 1997, SFG became a wholly-owned subsidiary of Metropolitan Life Insurance Company. Prior to that date, SFG was a wholly-owned subsidiary of London Insurance Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 8.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

    Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

    For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

    The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

    Policy and mortgage loans -- at unpaid balances.

    Short-term investments -- at cost, which approximates fair value.

    Other investments -- at fair value.

    Realized gains and losses on disposal of investments are determined on a specific identification basis.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                          Carrying Amount      Estimated Fair Value
                          ---------------      --------------------
December 31, 1997            $2,243,441            $2,172,159
December 31, 1996             2,222,128             2,147,777

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- Through October 30, 1997, the Company filed consolidated federal income tax returns with SFG. After that date, the Company's return is not consolidated with SFG. Income taxes are provided on the basis as if the companies filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS -- In June 1997, the Financial Accounting Standards Board issued Statement No. 130, "Reporting Comprehensive Income" (FASB 130). FASB 130 establishes new rules for the reporting and display of comprehensive income and its components. FASB 130 requires unrealized gains or losses on the Company's available-for-sale securities, which are currently reported in stockholder's equity, to be included in other comprehensive income and also requires the disclosure of total comprehensive income. The Company plans to adopt FASB 130 in 1998 with no impact on net income or stockholder's equity.


NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life and its subsidiaries are required to file annual statements with various state insurance regulatory authorities on a statutory basis.

The statutory-basis capital and surplus at December 31, 1997, 1996 and 1995, and statutory-basis net income for those years are as follows (in thousands):

                                                        Capital           Net
                                                      and Surplus       Income
                                                      -----------       ------
December 31, 1997
Security First Life Insurance Company                  $117,623       $ 12,917
Security First Life Insurance Company of Arizona         14,107            257

December 31, 1996
Security First Life Insurance Company                  $107,501       $ 13,449
Security First Life Insurance Company of Arizona         13,823          1,187

December 31, 1995
Security First Life Insurance Company                  $100,027       $  3,161
Fidelity Standard Life Insurance Company                 15,573            831
Security First Life Insurance Company of Arizona         12,715            612

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS (continued)

Security First Life and Fidelity Standard Life are incorporated and domiciled in Delaware. SFL-Arizona is incorporated and domiciled in Arizona. The payment of dividends is subject to statutory limitations which are based on each company's statutory-basis net income and surplus levels. At December 31, 1997, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,844,000.


NOTE 3 -- INVESTMENTS

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                  December 31
                                                               1997          1996
                                                             --------       --------
Unrealized investment gains                                  $105,251       $ 48,552
Less: Adjustment for deferred policy acquisition costs         52,500         22,942
      Deferred income taxes                                    17,921          8,661
                                                             --------       --------
               Net unrealized investment gains               $ 34,830       $ 16,949
                                                             ========       ========

Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                               1997          1996           1995
                                             -------        -------        -------
 Fixed maturities
   Gross gains                               $ 8,338        $ 8,923        $ 6,181
   Gross losses                               (5,691)        (8,075)        (4,621)
                                             -------        -------        -------
                                               2,647            848          1,560
 Other investments
   Gross gains                                   197
   Gross losses                                 (136)        (3,027)          (213)
                                             -------        -------        -------
                                                  61         (3,027)          (213)
                                             -------        -------        -------
Net realized investment gains (losses)       $ 2,708        $(2,179)       $ 1,347
                                             =======        =======        =======

Proceeds from sales of fixed maturities are $648,338,000, $911,529,000 and $441,790,000 in 1997, 1996 and 1995, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities as of December 31, 1997 and 1996 are summarized as follows (in thousands):

                                                              Gross            Gross
                                          Amortized        Unrealized        Unrealized            Fair
                                             Cost             Gains             Losses             Value
                                         -----------       -----------        -----------        -----------
December 31, 1997

U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies            $    93,546       $     9,275        $       (22)       $   102,799
Debt securities issued by foreign
    governments                               31,110             2,997                                34,107
Corporate securities                       1,297,937            67,350               (564)         1,364,723
Mortgage-backed securities                   825,284            27,484             (1,310)           851,458
                                         -----------       -----------        -----------        -----------
                                         $ 2,247,877       $   107,106        $    (1,896)       $ 2,353,087
                                         ===========       ===========        ===========        ===========
December 31, 1996

U.S. Treasury securities and
    obligations of U.S. Government
    corporations and agencies            $   115,250       $     7,165        $      (494)       $   121,921
Debt securities issued by foreign
    governments                               35,960             1,335               (308)            36,987
Corporate securities                       1,106,617            38,203            (10,094)         1,134,726
Mortgage-backed securities                   945,534            20,188             (7,405)           958,317
                                         -----------       -----------        -----------        -----------
                                         $ 2,203,361       $    66,891        $   (18,301)       $ 2,251,951
                                         ===========       ===========        ===========        ===========

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1997, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                             Amortized             Fair
                                                Cost              Value
                                             ----------       ----------
                                                     (In thousands)
Due in one year or less                      $   32,313       $   32,696
Due after one year through five years           301,888          313,186
Due after five years through ten years          643,496          671,953
Due after ten years                             444,896          483,794
Mortgage-backed securities                      825,284          851,458
                                             ----------       ----------
                                             $2,247,877       $2,353,087
                                             ==========       ==========

The Company has recorded valuation reserves for other-than-temporary impairment in the value of investments of $5,000,000 and $6,900,000 at December 31, 1997 and 1996, respectively.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 3 -- INVESTMENTS (continued)

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1997, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities was $174,000,000 and $82,000,000 at December 31, 1997 and 1996, respectively.

The carrying amount of mortgage loans ($945,000 at December 31, 1996) and policy loans ($24,209,000 and $21,433,000 at December 31, 1997 and 1996, respectively)
approximates fair value because the interest rates on these loans approximate market rates.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1997, investment securities having an amortized cost of $6,185,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                              1997           1996          1995
                                            ---------     ---------     ---------
    Fixed maturities                        $ 173,015     $ 165,997     $ 159,266
    Policy and mortgage loans                   1,325         1,283         1,229
    Short-term investments                      1,897         1,718         1,943
    Other investments                             858           553           894
    Cash and cash equivalents                     269           486           388
                                            ---------     ---------     ---------
                                              177,364       170,037       163,720
    Investment expenses                        (6,298)       (5,922)       (5,546)
                                            ---------     ---------     ---------
                   Net investment income    $ 171,066     $ 164,115     $ 158,174
                                            =========     =========     =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31 (in thousands):


                                                                    1997              1996
                                                                  -------            -------
5% Surplus  note due to SFG, interest payable monthly,
principal payable upon regulatory approval                        $25,000            $25,000

8% Surplus note due to SFG, interest payable monthly,
principal payable upon regulatory approval                         10,000             10,000
                                                                  -------            -------
                                                                  $35,000            $35,000
                                                                  =======            =======


Security First Life has a $15,000,000 bank revolving credit line which bears interest at a floating rate based on London Interbank Offered Rates. There were no borrowings outstanding under this revolving credit line at December 31, 1997 and 1996. The $25,000,000 and $10,000,000 surplus notes payable to SFG are pledged, along with the common and preferred stock of Security First Life, as collateral for SFG's bank revolving credit line.

There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,083,000 in 1997, $2,133,000 in 1996 and $2,225,000 in 1995.


NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $43,154,000 and $30,496,000 at December 31, 1997 and 1996, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                             1997              1996
                                                           -------            -------
Deferred tax liabilities:
    Deferred policy acquisition costs                      $30,459            $41,153
    Fixed maturities                                        37,922              7,124
    Other assets                                             3,532              5,563
    Other, net                                                                  1,360
                                                           -------            -------
                 Total deferred tax liabilities             71,913             55,200

Deferred tax assets:
    Policyholder liabilities                                11,787             12,856
    Liabilities for separate accounts                       11,445              6,503
    Other liabilities                                        5,251              5,345
    Other, net                                                 276
                                                           -------            -------
                      Total deferred tax assets             28,759             24,704
                                                           -------            -------
                   Net deferred tax liabilities            $43,154            $30,496
                                                           =======            =======

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 5 -- INCOME TAXES (continued)

Income taxes paid by the Company were $6,480,000 in 1997, $1,972,000 in 1996 and $3,248,000 in 1995.

The following is a reconciliation of the federal income tax at statutory rates of 34% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                             1997                 1996
                                                           --------             --------
Federal income tax at 34%                                  $ 10,946             $  8,826
Dividends received deduction                                   (356)                (259)
True up of prior year taxes                                     298                  924
Other                                                                                (10)
                                                           --------             --------
               Provision for income tax expense            $ 10,888             $  9,481
                                                           ========             ========


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,650,115, $1,656,000 and $1,663,000 for the years ended December 31, 1997, 1996 and 1995, respectively. Future payments under the lease are as follows (in thousands):


         1998                                               $  2,166
         1999                                                  2,166
         2000                                                  2,166
         2001                                                  2,166
         2002                                                  2,166
         Thereafter                                           24,719
                                                            --------
                      Total minimum rental payments           35,549
                       Amount representing interest           20,106
                                                            --------
           Present value of minimum rental payments         $ 15,443
                                                            ========

The property under capital lease is net of accumulated amortization of $7,901,000 in 1997 and $7,297,000 in 1996. Lease amortization expense was $580,000 in 1997, 1996 and 1995.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $58,199,000, $52,102,000, and $38,954,000 for 1997, 1996 and 1995, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,883,000 in 1997 and $4,308,000 in 1996 and 1995.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,711,000, $5,360,000 and $4,756,000 were paid in 1997, 1996 and 1995, respectively, pursuant to these agreements.


NOTE 8 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000. As of December 31, 1996, the accompanying balance sheet includes receivables of $22,295,000 related to this sale. These receivables were settled in January 1997.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.


NOTE 9 -- IMPACT OF YEAR 2000 (unaudited)

Based on assessments during the past year, the Company has determined that it will require modification or replacement of significant portions of its software and hardware so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Company presently believes that with modifications to existing software and conversions to new software and hardware, the Year 2000 issue will not pose any significant operational problems for its computer systems.

The Company has initiated formal communications with its significant suppliers to determine the extent to which the Company's interface systems are vulnerable to those third parties failure to remediate their own Year 2000 issues. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted and would not have an adverse effect on the Company's systems.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 -- IMPACT OF YEAR 2000 (unaudited) (continued)

The Company will utilize external resources to renovate or replace the software for Year 2000 modifications and internal resources to test this software. The Company anticipates completing the Line of Business applications by December 31, 1998, which is prior to any anticipated impact on operations. The client/server operating systems and applications, covering mostly internal financial and administrative functions, will be completed by June 30, 1999. The total cost of the Year 2000 project is estimated at $1.5 million and is being funded through operating cash flows.

The cost of the project and the date on which the Company believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated.

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors




To the Board of Directors
Security First Life Insurance Company
 and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and
FE) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/ ERNST & YOUNG, LLP


Los Angeles, California
April 17, 1998

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


                                                          Series B        Series G        Series T       Series P        Series I
                                                        ------------    ------------    ------------    ------------   -------------
ASSETS
Investments

   Security First Trust - Bond Series
    (3,220,084 shares at
    net asset value of $3.95 per share;
    cost $12,589,166)                                   $ 12,725,070

   Security First Trust - Growth and Income Series
    (15,168,545 shares at net asset value
    of $15.52 per share; cost $197,793,491)                             $235,478,870

   T. Rowe Price Growth Stock Fund, Inc.
      (2,740,133 shares at net asset value of $28.99
      per share; cost $65,529,823)                                                      $ 79,436,465

   T. Rowe Price Prime Reserve Fund, Inc.
      (1,158,226 shares at net asset value of $1.00
      per share; cost $1,158,226)                                                                       $  1,158,226

   T. Rowe Price International Fund, Inc.
      (1,185,607 shares at net asset value of $13.42
      per share; cost $15,403,836)                                                                                      $ 15,910,839

Receivable from Security First Life Insurance
  Company for purchases                                       35,680         286,496          72,681                          30,802
Receivable from mutual funds                                                  44,474
Other assets                                                   1,684         600,665           1,574              64
                                                        ------------    ------------    ------------    ------------   -------------
 TOTAL ASSETS                                             12,762,434     236,410,505      79,510,720       1,158,290      15,941,641

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997



LIABILITIES                                                Series B        Series G        Series T        Series P        Series I
                                                       ------------    ------------    ------------    ------------    ------------
   Payable to Security First Life Insurance Company
      for mortality and expense risk                   $     13,662    $    249,454    $     66,238    $      1,998    $     13,556

   Payable to Security First Life Insurance Company
      for redemptions                                           562          21,670           4,003              24           2,120

   Payable to Mutual Funds                                   35,680         320,473             102

   Other liabilities                                                                                                            258
                                                       ------------    ------------    ------------    ------------    ------------

                         TOTAL LIABILITIES                   49,904         591,597          70,343           2,022          15,934


NET ASSETS

   Cost to Investors
      Series B Accumulation Units                        12,576,626
      Series G Accumulation Units                                       198,133,529
      Series T Accumulation Units                                                        65,533,735
      Series P Accumulation Units                                                                         1,156,268
      Series I Accumulation Units                                                                                        15,418,704

   Accumulated undistributed income
      Net unrealized appreciation                           135,904      37,685,379      13,906,642                         507,003
                                                       ------------    ------------    ------------    ------------    ------------

      NET ASSETS APPLICABLE TO OUTSTANDING
                          UNITS OF CAPITAL             $ 12,712,530    $235,818,908    $ 79,440,377    $  1,156,268    $ 15,925,707
                                                       ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                                    Series B        Series G        Series T        Series P         Series I
                                                  ------------     ------------    ------------    ------------     ------------
INVESTMENT INCOME

      Dividends                                   $    641,352     $ 17,405,166    $  9,756,754    $    122,734     $    843,658

      Other investment income                            8,240          699,802          13,487             569            4,868
                                                  ------------     ------------    ------------    ------------     ------------

                                                       649,592       18,104,968       9,770,241         123,303          848,526

EXPENSES

      Charges for mortality and expense risk           116,771        2,061,073         612,657          22,237          139,767
                                                  ------------     ------------    ------------    ------------     ------------

                       NET INVESTMENT INCOME           532,821       16,043,895       9,157,584         101,066          708,759

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                 (124,988)       8,889,548       1,815,089                          268,968

   Unrealized appreciation (depreciation)
     of investments                                    410,594       16,749,933       4,506,669                         (809,176)
                                                  ------------     ------------    ------------                     ------------

              NET INVESTMENT GAINS (LOSSES)            285,606       25,639,481       6,321,758                         (540,208)
                                                  ------------     ------------    ------------    ------------     ------------

       INCREASE IN NET ASSETS RESULTING FROM
                                  OPERATIONS      $    818,427     $ 41,683,376    $ 15,479,342    $    101,066     $    168,551
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                     Series B         Series G       Series T        Series P        Series I
                                                  ------------     ------------    ------------    ------------     ------------
Operations

   Net investment income                          $    532,821     $ 16,043,895    $  9,157,584    $    101,066     $    708,759

   Net realized investment gains (losses)             (124,988)       8,889,548       1,815,089                          268,968

   Net unrealized investment appreciation
    (depreciation) during the year                     410,594       16,749,933       4,506,669                         (809,176)
                                                  ------------     ------------    ------------    ------------     ------------

      Increase in net assets resulting
        from operations                                818,427       41,683,376      15,479,342         101,066          168,551

Increase (decrease) in net assets resulting
     from capital unit transactions                  2,280,710       56,560,484       5,877,267      (1,463,226)       2,309,033
                                                  ------------     ------------    ------------    ------------     ------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS          3,099,137       98,243,860      21,356,609      (1,362,160)       2,477,584

               NET ASSETS AT BEGINNING OF YEAR       9,613,393      137,575,048      58,083,768       2,518,428       13,448,123
                                                  ------------     ------------    ------------    ------------     ------------

                    NET ASSETS AT END OF YEAR     $ 12,712,530     $235,818,908    $ 79,440,377    $  1,156,268     $ 15,925,707
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                    Series B          Series G       Series T        Series P         Series I
                                                  ------------     ------------    ------------    ------------     ------------
Operations

   Net investment income                          $    486,838     $  7,322,600    $  4,167,376    $     99,635     $    262,347

   Net realized investment gains (losses)              (53,594)       2,094,280       1,100,192                           99,160

   Net unrealized investment appreciation
     (depreciation) during the year                   (280,479)       8,500,561       4,324,599                        1,142,988
                                                  ------------     ------------    ------------    ------------     ------------

      Increase in net assets resulting from
        operations                                     152,765       17,917,441       9,592,167          99,635        1,504,495

Increase (decrease) in net assets resulting
   from capital unit transactions                    2,936,243       49,078,301       4,958,300        (204,492)       3,609,567
                                                  ------------     ------------    ------------    ------------     ------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS           3,089,008       66,995,742      14,550,467        (104,857)       5,114,062

               NET ASSETS AT BEGINNING OF YEAR       6,524,385       70,579,306      43,533,301       2,623,285        8,334,061
                                                  ------------     ------------    ------------    ------------     ------------

                     NET ASSETS AT END OF YEAR    $  9,613,393     $137,575,048    $ 58,083,768    $  2,518,428     $ 13,448,123
                                                  ============     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997
                                                                      SCHEDULE I

                                                                                 Carrying
                                                                                   Value          Unrealized         Cost
               Name of Issue                                          Shares      (Note A)        Appreciation     (Note B)
-------------------------------------------------------------         ------      --------        ------------     --------
Security First Trust Bond Series - capital shares                   3,220,084    $ 12,725,070    $    135,904    $ 12,589,166

Security First Trust Growth and Income Series - capital
      shares                                                       15,168,545    $235,478,870    $ 37,685,379    $197,793,491

T. Rowe Price Growth Stock Fund, Inc. - capital shares              2,740,133    $ 79,436,465    $ 13,906,642    $ 65,529,823

T. Rowe Price Prime Reserve Fund, Inc. - capital shares             1,158,226    $  1,158,226                    $  1,158,226

T. Rowe Price International Stock Fund, Inc. - capital shares       1,185,607    $ 15,910,839    $    507,003    $ 15,403,836

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

ASSETS                                                           Series FA     Series FG     Series FI      Series FO    Series FM
                                                               ------------   -----------    ----------    ----------    ----------
Investments

   Fidelity Investments - VIP Asset Manager (7,455,253 shares at net asset value of $18.01 per share; cost $117,124,560)  $134,269,107

   Fidelity Investments - VIP Growth Portfolio (4,877,290
   shares at net asset value of $37.10 per share; cost                       $180,947,469
    $150,117,057)

   Fidelity Investments - VIP Index 500 (822,282 shares at
   net asset value of $114.39 per share; cost $78,222,594)                                 $ 94,060,879

   Fidelity Investments - VIP Overseas Portfolio (794,774
   shares at net asset value of $19.20 per share; cost
   $ 14,036,468)                                                                                         $ 15,259,668

   Fidelity Investments - VIP Money Market Fund (22,711,508
   shares at net asset value of $1.00 per share; cost
   $ 22,711,508)                                                                                                       $ 22,711,508

Receivable from Security First Life Insurance Company
  for purchases                                                     108,478       177,708       208,347         2,603       232,895
Receivable from mutual funds                                         30,508        33,806        79,027         3,196
Other assets                                                          2,524         1,004        11,143           873
                                                               ------------   -----------    ----------    ----------    ----------
  TOTAL ASSETS                                                  134,410,617   181,159,987    94,359,396    15,266,340    22,944,403

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997

LIABILITIES                                    Series FA     Series FG    Series FI     Series FO     Series FM
                                             ------------  ------------  ------------  ------------  ------------
   Payable to Security First Life Insurance
    Company for mortality and expense risk   $    163,032  $    213,973  $    109,868  $     17,800  $     27,076

   Payable to Security First Life Insurance
    Company for redemptions                        47,705        36,895         7,452         6,341         8,641

   Payable to Mutual Funds                        109,334       199,509       286,459         5,207       226,019

   Other liabilities                                                                                        3,298
                                             ------------  ------------  ------------  ------------  ------------

                   TOTAL LIABILITIES              320,071       450,377       403,779        29,348       265,034


NET ASSETS

   Cost to Investors
      Series FA Accumulation Units            116,945,999
      Series FG Accumulation Units                          149,879,198
      Series FI Accumulation Units                                        78,117,332
      Series FO Accumulation Units                                                       14,013,792
      Series FM Accumulation Units                                                                     22,679,369

   Accumulated undistributed income
      Net unrealized appreciation              17,144,547    30,830,412    15,838,285     1,223,200
                                             ------------  ------------  ------------  ------------  ------------

      NET ASSETS APPLICABLE TO OUTSTANDING
                          UNITS OF CAPITAL   $134,090,546  $180,709,610  $ 93,955,617  $ 15,236,992  $ 22,679,369
                                             ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                                  Series FA       Series FG      Series FI       Series FO        Series FM
                                                 -----------     -----------     -----------     -----------     -----------
INVESTMENT INCOME
   Dividends                                     $11,378,838     $ 4,261,797     $ 1,220,405     $   943,935     $ 1,154,167

   Other investment income                            21,951         152,987         176,564          13,953           6,561
                                                 -----------     -----------     -----------     -----------     -----------

                                                  11,400,789       4,414,784       1,396,969         957,888       1,160,728

EXPENSES

   Charges for mortality and expense risk          1,431,442       1,838,829         762,267         163,548         277,456
                                                 -----------     -----------     -----------     -----------     -----------

                      NET INVESTMENT INCOME        9,969,347       2,575,955         634,702         794,340         883,272


INVESTMENT GAINS

   Realized investment gains                       1,354,839       6,816,420       2,142,914         183,119

   Unrealized investment appreciation
     during the year                               8,000,602      19,046,439      12,199,875         153,795
                                                 -----------     -----------     -----------     -----------

                        NET INVESTMENT GAINS       9,355,441      25,862,859      14,342,789         336,914
                                                 -----------     -----------     -----------     -----------     -----------

       INCREASE IN NET ASSETS RESULTING FROM
                                  OPERATIONS     $19,324,788     $28,438,814     $14,977,491     $ 1,131,254     $   883,272
                                                 ===========     ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997

                                                   Series FA        Series FG        Series FI        Series FO        Series FM
                                                  ------------     ------------     ------------     ------------     ------------
Operations

   Net investment income                          $  9,969,347     $  2,575,955     $    634,702     $    794,340     $    883,272

   Net realized investment gains                     1,354,839        6,816,420        2,142,914          183,119

   Net unrealized investment appreciation
      during the year                                8,000,602       19,046,439       12,199,875          153,795
                                                  ------------     ------------     ------------     ------------     ------------

      Increase in net assets resulting
         from operations                            19,324,788       28,438,814       14,977,491        1,131,254          883,272

Increase in net assets resulting from
   capital unit transactions                        23,348,022       39,688,474       47,598,152        3,587,791        4,463,628
                                                  ------------     ------------     ------------     ------------     ------------

                    TOTAL INCREASE IN NET ASSETS    42,672,810       68,127,288       62,575,643        4,719,045        5,346,900

                 NET ASSETS AT BEGINNING OF YEAR    91,417,736      112,582,322       31,379,974       10,517,947       17,332,469
                                                  ------------     ------------     ------------     ------------     ------------

                       NET ASSETS AT END OF YEAR  $134,090,546     $180,709,610     $ 93,955,617     $ 15,236,992     $ 22,679,369
                                                  ============     ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996

                                                   Series FA         Series FG        Series FI        Series FO        Series FM
                                                   ------------     ------------     ------------     ------------     ------------
Operations

   Net investment income                           $  2,292,810     $  2,666,686     $    219,013     $     44,644     $    475,162

   Net realized investment gains                        320,767          814,080          280,197           26,876

   Net unrealized investment appreciation
      during the year                                 5,114,840        5,048,213        2,889,708          819,437
                                                   ------------     ------------     ------------     ------------     ------------

      Increase in net assets resulting from
        operations                                    7,728,417        8,528,979        3,388,918          890,957          475,162

Increase in net assets resulting from
  capital unit transactions                          39,808,589       59,753,701       21,470,058        4,778,724        8,469,934
                                                   ------------     ------------     ------------     ------------     ------------

                    TOTAL INCREASE IN NET ASSETS     47,537,006       68,282,680       24,858,976        5,669,681        8,945,096

                 NET ASSETS AT BEGINNING OF YEAR     43,880,730       44,299,642        6,520,998        4,848,266        8,387,373
                                                   ------------     ------------     ------------     ------------     ------------


                       NET ASSETS AT END OF YEAR   $ 91,417,736     $112,582,322     $ 31,379,974     $ 10,517,947     $ 17,332,469
                                                   ============     ============     ============     ============     ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997


                                                                      SCHEDULE I

                                                                                Carrying
                                                                                  Value        Unrealized        Cost
                         Name of Issue                              Shares      (Note A)       Appreciation    (Note B)
---------------------------------------------------------           ------      --------       ------------    --------
Fidelity Investments VIP Asset Manager - capital shares           7,455,253    $134,269,107    $ 17,144,547    $117,124,560

Fidelity Investments VIP Growth Portfolio - capital shares        4,877,290    $180,947,469    $ 30,830,412    $150,117,057

Fidelity Investments VIP Index 500 - capital shares                 822,282    $ 94,060,879    $ 15,838,285    $ 78,222,594

Fidelity Investments Overseas Portfolio - capital shares            794,774    $ 15,259,668    $  1,223,200    $ 14,036,468

Fidelity Investments VIP Money Market Fund - capital shares      22,711,508    $ 22,711,508                    $ 22,711,508


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B  Cost is determined by using the first-in, first-out cost method.

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                                     Series SU     Series SV     Series AS     Series SI     Series FC    Series FE
                                                    -----------   -----------   -----------   -----------   -----------  -----------
ASSETS

Investments

Security First Trust - U.S. Government Income
Series (6,578,529 shares at net asset value of
$5.26 per share; cost $34,171,356)                  $34,611,350

Security First Trust - Equity Series (6,984,622
shares at net asset value of $7.63 per share;
cost $45,919,942)                                                 $53,277,540

Alger American Small Capitalization Portfolio
(943,637 shares at net asset value of $43.75 per
share; cost $37,354,356)                                                        $41,284,140

Scudder International Fund (449,900 shares at net
asset value of $14.11 per share; cost $6,142,013)                                             $ 6,348,087

Fidelity Investments - VIP Contra Fund (3,763,450
shares at net asset value of $19.94 per share;
cost $63,042,774)                                                                                           $75,043,202

Fidelity Investments - VIP Equity Income Portfolio
(720,269 shares at net asset value of $24.28 per
share; cost $15,191,468)                                                                                                 $17,488,141

Receivable from Security First Life
   Insurance Company for purchases                        1,584         4,140        74,373        24,943       177,728          902
Receivable from mutual funds                             17,251        11,002           388            60        10,250          699
Other assets                                                                          1,088         1,044         9,270       11,364
                                                    -----------   -----------   -----------   -----------   -----------  -----------

                                  TOTAL ASSETS       34,630,185    53,292,682    41,359,989     6,374,134    75,240,450   17,501,106

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1997

LIABILITIES

                                                   Series SU      Series SV    Series AS     Series SI     Series FC     Series FE
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Payable to Security First Life Insurance
    Company for mortality and expense risk            $41,939   $    62,425   $    52,141   $     8,046   $    94,058   $    22,678

   Payable to Security First Life Insurance
    Company for redemptions                             8,048        14,612         6,036           224         8,033         4,531

   Payable to Mutual Funds                             16,440        11,871        75,360        25,003       187,533         1,398

   Other liabilities                                      894         1,825
                                                  -----------   -----------   -----------   -----------   -----------   -----------

                              TOTAL LIABILITIES        67,321        90,733       133,537        33,273       289,624        28,607


NET ASSETS

   Cost to investors
      Series SU Accumulation Units                 34,122,871
      Series SV Accumulation Units                               45,844,351
      Series AS Accumulation Units                                             37,296,668
      Series SI Accumulation Units                                                            6,134,787
      Series FC Accumulation Units                                                                         62,950,398
      Series FE Accumulation Units                                                                                       15,175,826

   Accumulated undistributed income
       Net unrealized appreciation                    439,993     7,357,598     3,929,784       206,074    12,000,428     2,296,673
                                                  -----------   -----------   -----------   -----------   -----------   -----------

           NET ASSETS APPLICABLE TO OUTSTANDING
                               UNITS OF CAPITAL   $34,562,864   $53,201,949   $41,226,452   $ 6,340,861   $74,950,826   $17,472,499
                                                  ===========   ===========   ===========   ===========   ===========   ===========


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997



                                                    Series SU    Series SV     Series AS      Series SI     Series FC     Series FE
                                                   -----------  -----------   -----------    -----------   -----------   -----------
INVESTMENT INCOME

      Dividends                                    $ 1,507,408  $ 4,569,512   $ 1,075,765    $    59,991   $ 1,012,048   $   659,887

      Other investment income (loss)                    (6,392)      33,126        37,269          8,198       129,605        35,018
                                                   -----------  -----------   -----------    -----------   -----------   -----------

                                                     1,501,016    4,602,638     1,113,034         68,189     1,141,653       694,905


EXPENSES

      Charges for mortality and expense risk           331,048      504,191       410,910         58,139       693,095       152,789
                                                   -----------  -----------   -----------    -----------   -----------   -----------

                           NET INVESTMENT INCOME     1,169,968    4,098,447       702,124         10,050       448,558       542,116


INVESTMENT GAINS (LOSSES)

      Net realized investment gains (losses)            68,543      866,363    (1,107,270)        73,324     1,353,917        80,187

      Unrealized investment appreciation               346,517    4,977,323     3,933,637         74,470     8,445,340     1,848,038
                                                   -----------  -----------   -----------    -----------   -----------   -----------


                           NET INVESTMENT GAINS        415,060    5,843,686     2,826,367        147,794     9,799,257     1,928,225
                                                   -----------  -----------   -----------    -----------   -----------   -----------

          INCREASE IN NET ASSETS RESULTING FROM
                                     OPERATIONS    $ 1,585,028  $ 9,942,133   $ 3,528,491    $   157,844   $10,247,815   $ 2,470,341
                                                   ===========  ===========   ===========    ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997



                                                    Series SU    Series SV     Series AS     Series SI      Series FC     Series FE
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations

   Net investment income                          $  1,169,968  $  4,098,447  $    702,124  $     10,050  $    448,558  $    542,116

   Net realized investment gains (losses)               68,543       866,363    (1,107,270)       73,324     1,353,917        80,187

   Net unrealized investment appreciation
     during the  year                                  346,517     4,977,323     3,933,637        74,470     8,445,340     1,848,038
                                                  ------------  ------------  ------------  ------------  ------------  ------------

      Increase in net assets resulting
        from operations                              1,585,028     9,942,133     3,528,491       157,844    10,247,815     2,470,341

Increase in net assets resulting from
   capital unit transactions                        14,141,455    14,984,359    17,346,956     4,143,499    34,652,276     9,173,378
                                                  ------------  ------------  ------------  ------------  ------------  ------------

                   TOTAL INCREASE IN NET ASSETS     15,726,483    24,926,492    20,875,447     4,301,343    44,900,091    11,643,719

                NET ASSETS AT BEGINNING OF YEAR     18,836,381    28,275,457    20,351,005     2,039,518    30,050,735     5,828,780
                                                  ------------  ------------  ------------  ------------  ------------  ------------

                      NET ASSETS AT END OF YEAR   $ 34,562,864  $ 53,201,949  $ 41,226,452  $  6,340,861  $ 74,950,826  $ 17,472,499
                                                  ============  ============  ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996


                                                 Series SU      Series SV      Series AS       Series SI     Series FC    Series FE
                                               ------------   ------------  ------------   ------------   ------------  ------------
Operations

   Net investment income (loss)                $    626,839   $  2,031,476  $   (123,234)  $       (357)  $    (87,943) $     24,457

   Net realized investment gains                      4,734        136,458        31,846         12,881         20,969        28,195

   Net unrealized investment appreciation
        (depreciation) during the year             (154,056)     1,247,963        88,899        121,032      3,462,652       402,870
                                               ------------   ------------  ------------   ------------   ------------  ------------

        Increase (decrease) in net assets
            resulting from operations               477,517      3,415,897        (2,489)       133,556      3,395,678       455,522

Increase in net assets resulting from
   capital unit transactions                      9,107,385     11,774,074    15,547,005      1,523,514     20,780,230     4,568,738
                                               ------------   ------------  ------------   ------------   ------------  ------------


                 TOTAL INCREASE IN NET ASSETS     9,584,902     15,189,971    15,544,516      1,657,070     24,175,908     5,024,260

              NET ASSETS AT BEGINNING OF YEAR     9,251,479     13,085,486     4,806,489        382,448      5,874,827       804,520
                                               ------------   ------------  ------------   ------------   ------------  ------------

                    NET ASSETS AT END OF YEAR  $ 18,836,381   $ 28,275,457  $ 20,351,005   $  2,039,518   $ 30,050,735  $  5,828,780
                                               ============   ============  ============   ============   ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 1997
                                                                      SCHEDULE I

                                                                            Carrying
                                                                             Value         Unrealized       Cost
                    Name of Issue                           Shares         (Note A)       Appreciation     (Note B)
-----------------------------------------------------       ------         --------       ------------     --------
Security First Trust U. S. Government
   Income Series - capital shares                           6,578,529     $34,611,350     $   439,993     $34,171,357

Security First Trust Equity Series - capital shares         6,984,622     $53,277,540     $ 7,357,598     $45,919,942

Alger American Small Capitalization Portfolio
  - capital shares                                            943,637     $41,284,140     $ 3,929,784     $37,354,356

Scudder International Fund - capital shares                   449,900     $ 6,348,087     $   206,074     $ 6,142,013

Fidelity Investments VIP Contra Fund - capital shares       3,763,450     $75,043,202     $12,000,428     $63,042,774

Fidelity Investments VIP Equity Income Portfolio
   - capital shares                                           720,269     $17,488,141     $ 2,296,673     $15,191,468


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B Cost is determined by using the first-in, first-out cost method.



   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (the Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and twelve mutual funds (the investment companies). The series of the Trust are Bond Series, Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Fund, and Fidelity Investments: VIP Asset Manager, VIP Growth Portfolio, VIP Index 500, VIP Overseas Portfolio, VIP Contra Fund, VIP Equity Income Portfolio and VIP Money Market Fund. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into sixteen series of Accumulation Units, Series B, G, SU, SV, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE and FM, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly-owned subsidiaries of Security First Group, Inc. which became a wholly-owned subsidiary of Metropolitan Life Insurance Company on October 30, 1997. Investment advice is provided to the Security First Trust Growth and Income Series by T. Rowe Price Associates, Inc., by Neuberger and Berman to the Security First Trust Bond Series, and to the Security First Trust Equity and U.S. Government Income Series by Virtus Capital Management.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment companies' shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

         Contract Type                   Annual Rate       Daily Rate
         -------------                   -----------       ----------
SF 135R; SF 234; SF 89; SF 224FL;
     SF 236FL; SF 1700 Contracts             .89%          .0000244
SF 228DC Contracts                          1.25%          .0000342
SF 135R2S Contracts                         1.15%          .0000315
SF 230; SF 224R1; SF 226R1 Contracts        1.35%          .0000370
SF 135R2 Contracts                          1.40%          .0000384

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                                Maximum Contract
       Contract Type             Charge Per Year                            CDSC
       -------------             ---------------                            ----
      SF 236FL                            $12.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224FL                            $40.00              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 1700                             $42.50              Based on elapsed time since premium received.
                                                              Disappears on or before 6th anniversary.

      SF 224R1, SF 230                         *              Based on elapsed time since premium received.
                                                              Disappears on or before 5th anniversary.

      Group Form
        226R1                             $41.50              Seven percent of premium received.
                                                              Disappears on or before 6th anniversary.

      All other group                     $19.50              Five percent of premium received.
                                                              Disappears on or before 6th anniversary.

      SF 135R2V                               **              None

      SF 135R2S, SF 135R2C                    **              Based on elapsed time since premium received.
                                                              Disappears after 7th year.

      *  $55 (Currently being waived).
      ** .15% annually of average account value (currently being waived).

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $1,061,306 for the year ended December 31, 1997, and $513,405 for the year ended December 31, 1996.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

                                    Additions to Capital        Deductions From Capital
                                      $           Units            $             Units
                                 ----------     ----------     ----------     ----------
Year ended December 31, 1997:

SF 226R1; SF 228DC Contracts

Series B Accumulation Units       1,454,857        161,968      2,222,593        255,587
Series G Accumulation Units      31,042,330      2,023,469     18,299,082      1,273,695
Series FA Accumulation Units     16,861,300      2,260,447     20,550,274      2,914,536
Series FG Accumulation Units     24,047,220      2,718,139     23,181,360      2,836,909
Series FI Accumulation Units     25,839,798      2,590,459     11,992,236      1,323,107
Series FO Accumulation Units        676,805         96,009      3,024,539        431,009
Series FM Accumulation Units     34,039,726      6,010,978     41,104,341      7,257,641
Series SU Accumulation Units      4,217,960        757,368      6,638,272      1,191,234
Series AS Accumulation Units     15,197,790      2,242,386     11,790,183      1,911,329
Series SI Accumulation Units      3,350,813        472,812        880,405        127,900
Series FC Accumulation Units     29,023,362      3,457,635     11,801,326      1,548,439

SF 135R2 Contracts

Series B Accumulation Units       3,489,097        391,482        208,955         23,190
Series G Accumulation Units      27,974,005      1,827,071      1,007,953         61,587
Series FA Accumulation Units     22,037,238      3,083,772      1,118,816        145,718
Series FG Accumulation Units     29,266,279      3,456,848      2,096,800        221,099
Series FI Accumulation Units     21,704,130      2,243,395        880,069         84,619
Series FO Accumulation Units      5,206,390        713,113        321,230         41,040
Series FM Accumulation Units     91,417,945     15,908,209     80,431,227     13,960,948
Series SU Accumulation Units     16,459,936      2,907,217      1,379,636        241,387
Series AS Accumulation Units     14,561,015      2,303,839      1,072,603        152,394
Series SI Accumulation Units      1,406,153        199,513         59,297          8,138
Series FC Accumulation Units     16,309,026      2,064,971        617,179         70,030
Series FE Accumulation Units      9,709,051      1,220,079        535,673         66,368
Series SV Accumulation Units     14,910,993      2,340,582      1,268,768        189,923

SF 135R; SF 234; SF 224FL;
SF 236FL; SF 1700 Contracts

Series B Accumulation Units       1,251,814         66,317      1,258,763         66,260
Series G Accumulation Units      22,168,547        464,927     10,162,988        208,324
Series T Accumulation Units      13,912,418        337,577      8,035,151        194,789
Series P Accumulation Units       1,356,696         98,277      2,819,922        202,716
Series I Accumulation Units       5,494,020        613,377      3,184,987        356,665
Series FA Accumulation Units      5,261,860        725,367      2,416,199        336,103
Series FG Accumulation Units     10,795,331      1,233,017      5,486,217        645,857
Series FI Accumulation Units      9,999,482      1,019,149      1,804,657        183,675

SECURITY FIRST LIFE SEPARATE ACCOUNT A


Series FM Accumulation Units       3,155,789        540,467      1,884,995        325,446

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                    Additions to Capital         Deductions From Capital
                                       $             Units           $             Units
                                   ----------     ----------     ----------     ----------
SF 135R2S

Series SU Accumulation Units       2,886,460        512,287      1,432,766        253,595
Series SV Accumulation Units       4,591,111        589,309      3,248,977        402,282
Series FM Accumulation Units       7,288,893      1,266,880      7,902,058      1,372,807
Series FG Accumulation Units       3,427,275        399,201      1,490,263        165,593
Series FO Accumulation Units       1,726,903        274,657        676,538        105,526

SF 224R1; SF 230

Series B Accumulation Units          509,920         59,735        734,667         85,140
Series G Accumulation Units        8,895,697        547,437      4,050,072        249,469
Series FA Accumulation Units       6,970,487        948,458      3,697,574        504,142
Series FG Accumulation Units       7,792,635        871,059      3,385,626        379,160
Series FI Accumulation Units       5,441,074        544,189        709,370         68,289
Series FM Accumulation Units         455,713         79,801        571,817         71,385
Series SU Accumulation Units          27,773          4,830             --             --
Series AS Accumulation Units         453,797         64,797          2,860            423
Series SI Accumulation Units         369,791         51,424         43,556          5,917
Series FC Accumulation Units       1,768,831        226,463         30,420          3,385

Year ended December 31, 1996:

SF 135R; SF 226R1;
SF 228DC Contracts

Series B Accumulation Units        1,457,968        173,008        288,184         34,370
Series G Accumulation Units       14,597,742      1,163,010      1,544,237        124,761
Series FA Accumulation Units      15,083,889      2,386,263      4,817,387        761,858
Series FG Accumulation Units      25,437,990      3,316,801      3,090,860        403,159
Series FI Accumulation Units      14,245,149      1,834,275      1,074,884        134,904
Series FO Accumulation Units       1,140,778        176,902        169,596         26,298
Series FM Accumulation Units      26,932,483      4,853,215     20,523,960      3,697,741
Series SU Accumulation Units       2,374,207        434,190        109,775         20,040
Series AS Accumulation Units      16,999,648      2,501,793      1,452,643        213,708
Series SI Accumulation Units       1,670,305        266,302        146,791         23,697
Series FC Accumulation Units      21,801,795      3,201,615      1,021,565        149,159
Series FE Accumulation Units       4,806,768        746,267      2,380,030         36,019
Series SV Accumulation Units       1,544,460        285,804         20,817          3,618

SF 234; SF 224FL; SF 236FL;
SF 1700 Contracts

Series B Accumulation Units          931,484         51,367      1,065,392         59,149
Series G Accumulation Units       13,106,032        341,108      7,100,392        185,366
Series T Accumulation Units       11,430,218        348,446      6,471,918        196,812
Series P Accumulation Units          653,049         49,155        857,541         64,727
Series I Accumulation Units        5,543,290        691,905      1,933,723        240,937
Series FA Accumulation Units       4,879,721        801,224      2,064,517        336,514
Series FG Accumulation Units      11,230,260      1,527,712      2,716,606        362,785
Series FI Accumulation Units       4,604,737        613,367        791,378        103,660

SECURITY FIRST LIFE SEPARATE ACCOUNT A


   Series FM Accumulation Units      1,759,008        317,763      1,732,158        312,636

                                      Additions to Capital         Deductions From Capital
                                       $             Units           $             Units
                                    ----------     ----------     ----------     ----------
   SF 135R2S

   Series SU Accumulation Units      7,593,093      1,416,303        750,140        139,104
   Series SV Accumulation Units     11,598,037      1,831,596      1,347,606        210,583
   Series FM Accumulation Units     10,241,054      1,826,561      9,046,976      1,610,850
   Series FG Accumulation Units      8,059,593      1,075,155        808,401        107,079
   Series FO Accumulation Units      4,116,962        747,815        309,420         56,136

   SF 224R1: SF 230

   Series B Accumulation Units       1,957,058        257,080         56,691         28,429
   Series G Accumulation Units      30,537,423      2,308,139        518,267        127,912
   Series FA Accumulation Units     27,219,472      4,255,909        492,589        165,276
   Series FG Accumulation Units     22,127,890      2,858,154        486,165        114,979
   Series FI Accumulation Units      4,650,004        583,863        163,570         35,543
   Series FM Accumulation Units        862,152        131,031         21,669          9,661


NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1997:

                                  Units
      Description             Outstanding      Unit Value
      -----------             -----------      ----------
SF 226R1; SF 228DC Contracts

Series B Accumulation Units        215,747     $    9.35
Series G Accumulation Units      2,893,417         17.29
Series FA Accumulation Units     6,838,501          8.12
Series FG Accumulation Units     6,614,665          9.85
Series FI Accumulation Units     3,577,094         11.19
Series FO Accumulation Units        35,006          7.56
Series FM Accumulation Units       652,200          5.85
Series AS Accumulation Units     3,353,442          7.40
Series SI Accumulation Units       653,022          7.13
Series FC Accumulation Units     5,895,334          9.24

SECURITY FIRST LIFE SEPARATE ACCOUNT A


                                  Units
      Description             Outstanding      Unit Value
      -----------             -----------      ----------
SF 135R2 Contracts

Series B Accumulation Units        368,292     $    9.35
Series G Accumulation Units      1,765,484         17.28
Series FA Accumulation Units     2,938,054          8.12
Series FG Accumulation Units     3,235,749          9.84
Series FI Accumulation Units     2,158,776         11.19
Series FO Accumulation Units       672,073          7.56
Series FM Accumulation Units     1,947,261          5.84
Series SU Accumulation Units     2,665,830          5.87
Series AS Accumulation Units     2,151,445          7.40
Series SI Accumulation Units       191,375          7.12
Series FC Accumulation Units     1,994,941          9.24
Series FE Accumulation Units     1,995,080          8.76
Series SV Accumulation Units     2,432,845          7.14

SF 135R; SF 234; SF 224FL;
SF 236FL; SF 1700 Contracts

Series B Accumulation Units        269,783         20.11
Series G Accumulation Units      2,052,536         53.68
Series T Accumulation Units      1,724,685         46.06
Series P Accumulation Units         82,240         14.05
Series I Accumulation Units      1,825,908          8.72
Series FA Accumulation Units     2,329,571          7.87
Series FG Accumulation Units     3,138,529          9.51
Series FI Accumulation Units     1,670,379         10.95
Series FM Accumulation Units       886,537          5.92

SF 135R2S Contracts

Series SU Accumulation Units     3,228,563          5.85
Series SV Accumulation Units     3,994,635          8.97
Series FM Accumulation Units       250,149          5.91
Series FG Accumulation Units     2,286,120          9.69
Series FO Accumulation Units     1,528,760          6.47

SF 224R1; SF 230

Series B Accumulation Units        203,246          8.99
Series G Accumulation Units      2,478,195         18.20
Series FA Accumulation Units     4,534,949          8.03
Series FG Accumulation Units     3,235,074          9.81
Series FI Accumulation Units     1,024,220         11.23
Series FM Accumulation Units       129,786          5.86
Series SU Accumulation Units         4,830          5.87
Series AS Accumulation Units        64,374          7.40
Series SI Accumulation Units        45,507          7.13
Series FC Accumulation Units       223,078          9.24

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 6 -- IMPACT OF YEAR 2000 (unaudited)

Security First Group will utilize external resources to renovate or replace the software for Year 2000 modifications and internal resources to test this software. Security First Group anticipates completing the Line of Business applications by December 31, 1998, which is prior to any anticipated impact on operations. The client/server operating systems and applications, covering most internal financial and administrative functions, will be completed by June 30, 1999. The total cost of the Year 2000 project is estimated at $1.5 million and is being funded through operating cash flows of Security First Group (Security First Life Separate Account A will incur no costs as a result of this project).

The cost of the project and the date on which Security First Group believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated.

                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

            (1) Security First Life Insurance Company

            (2) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

                      Part B - Depositor's financial statements with notes


        (b) Exhibits

                      (10) Consent of Independent Auditors - herewith
                      (13) Organizational Chart

All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                     Position and Offices with Depositor
----                                     -----------------------------------
David A. Levene                          Chairman of the Board and Director
John K. Bruins                           Director
Steven T. Cates                          Director
Terence Lennon                           Director
Gail A. Praslick                         Director
Joseph A. Reali                          Director
Anthony J. Williamson                    Director
Richard C. Pearson                       Director, President and General Counsel
Howard H. Kayton                         Executive Vice President and Chief
                                         Actuary
Brian J. Finneran                        Senior Vice President
Jane F. Eagle                            Senior Vice President
Peter R. Jones                           Senior Vice President
Cheryl M. MacGregor                      Senior Vice President
Alex H. Masson                           Senior Vice President
Anthony J. Williamson                    Senior Vice President, Chief Investment
                                         Officer
George R. Bateman                        Vice President
James C. Turner                          Vice President

Leo Brown                                Assistant Vice President
Steven J. Brash                          Assistant Vice President
Ronald Mare                              Assistant Vice President
Cheryl J. Finney                         Associate General Counsel and Assistant
                                         Secretary
Patrizia DiMolfetta                      Controller
James Bossert                            Assistant Controller
George J. Olah                           Treasurer
Louis Ragusa                             Secretary
Richard G. Mandel                        Assistant Secretary



Item 26.    Persons Controlled by or under Common Control with
            Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 1998 there were 9,739 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.

Name                                   Position with Underwriter
----                                   -------------------------
Richard C. Pearson                     Director, President, General Counsel and
                                       Secretary
Jane Frances Eagle                     Director, Senior Vice President and
                                       Treasurer
Peter R. Jones                         Senior Vice President
Howard H. Kayton                       Senior Vice President and Chief Actuary
James Cyrus Turner                     Vice President and Assistant Secretary
Alan G. Arthurs                        Assistant Vice President
*Barbara J. Ellner                     Supervisor of Compliance


* not an officer

                   Net
Name of            Underwriting      Compensation on
Principal          Discount and      Redemption or     Brokerage
Underwriter        Commissions*      Annuitization     Commission        Compensation
-----------        ------------      -------------     ----------        ------------
Security First     None              None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.


Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

 Registrant makes the following undertakings:

Security First Life represents that the charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 30th day of April 1997.


                                    SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                                  (Registrant)

                                    By SECURITY FIRST LIFE INSURANCE COMPANY
                                                  (Sponsor)



                                    By /s/ Robert G. Mepham
                                      --------------------------------------
                                           Robert G. Mepham, President


As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                           Title                         Date
---------                           -----                         ----
/s/ Robert G. Mepham               President, Director           April 30, 1997
----------------------
Robert G. Mepham


/s/ Jane F. Eagle                  Principal Financial and       April 30, 1997
----------------------             Accounting Officer
Jane F. Eagle


Melvin M. Hawkrigg*                Chairman, Director            April 30, 1997
----------------------
Melvin M. Hawkrigg


----------------------             Director                      April 30, 1997
Frederic J. Tomczyk


Paul X. Kelley*                    Director                      April 30, 1997
----------------------
Paul X. Kelley

Signature                           Title                         Date
---------                           -----                         ----
Frank E. Farella*                   Director                      April 30, 1997
----------------------
Frank E. Farella


/s/ Richard C. Pearson              Director                      April 30, 1997
----------------------
Richard C. Pearson


/s/ Richard C. Pearson                                            April 30, 1997
----------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)